UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1.  Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Shareholder Report

March 31, 2024

ASPIRIANT TRUST

TABLE OF CONTENTS

Letters to Shareholders	2
Growth of a $10,000 Investment and Performance	10
Summaries of Investments	14
Schedules of Investments	18
Statements of Assets and Liabilities	49
Statements of Operations	51
Statements of Changes in Net Assets	53
Financial Highlights	55
Notes to Financial Statements	59
Report of Independent Registered Public Accounting Firm	80
Other Information	82
Expense Examples	86
Trustees and Officers	88
Privacy Policy	90

2

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Letters to Shareholders

March 31, 2024

The Aspiriant Risk-Managed Taxable Bond Fund (“Taxable Bond Fund” or the “Fund”) returned 5.15% for the fiscal year ended March 31, 2024. Over the same period, Taxable Bond Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Benchmark”), returned 1.70%. Corporate high yield issues, represented by the Bloomberg U.S. Corporate High Yield Index, once again outperformed investment grade bonds with a return of 11.15% for the fiscal year ended March 31, 2024, providing a buffer with their higher yield component, and greater sensitivity to continued strong economic growth.

The first half of the fiscal year saw pressure on bond prices due to higher interest rates and concerns that they would have to stay “higher for longer”. Bond prices rose during the second half of the fiscal year as the Federal Reserve put a pause to interest rates hikes, the market started to price in potential rate cuts and the possibility that they would stick the economic “soft landing”.

The fund benefited from a shorter average maturity than the index in the core funds and a higher level of credit exposure from the opportunistic exposures. The Fund’s core funds, which generally have strategies closer to the Benchmark, returned approximately 3.10% net over the one-year period ended March 31, 2024. While the Fund’s opportunistic funds, which have strategies distinct from the Benchmark, returned approximately 16.96% net over the same period. The Fund benefited from an overweight to high-yield and emerging country debt.

Active management proved to be beneficial in the volatility that emerged over the course of the year. This was exemplified by the Vanguard Total Bond Market Index Fund which returned approximately 1.61%, underperforming the Benchmark, for the one-year period ended March 31, 2024 and negatively impacted the performance of the Fund. Meanwhile active funds like the PIMCO Income Fund and River Canyon Total Return Bond Fund each outperformed the Benchmark with returns of 8.01% and 8.50%, respectively.

Investments that generally held higher yielding investments performed even better as they provided a buffer to rising rates and then benefited from the “soft landing” narrative. The Vanguard High-Yield Corporate Fund returned 9.04% for the fiscal year ended March 31, 2024.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971. As of the prospectus dated 8/1/2023, the Fund’s gross expense ratio is 1.32%, and the net expense ratio applicable to investors is 1.08%. The adviser has contractually agreed to waive certain fees through at least 7/31/2024. This information may differ from the expense ratios disclosed in this report.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

3

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

LETTERS TO SHAREHOLDERS (Continued)

March 31, 2024

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include asset and mortgage-backed securities, call, counterparty, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan, foreign securities and currencies, high yield securities, income, inflation index bond, interest rate, large shareholder, leverage, preferred securities, prepayment, restricted securities, sector, short sale and zero coupon bond risks. Further information about these and other risk considerations are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year. It is not possible to invest directly in an index.

The Bloomberg U.S. Corporate High Yield Bond Index is an uninvestable, unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. It is not possible to invest directly in an index.

Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s, Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade.

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTERS TO SHAREHOLDERS

March 31, 2024

The Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund” or the “Fund”) returned 4.30% for the fiscal year ended March 31, 2024. Over the same period, the Municipal Bond Fund’s benchmark, the Bloomberg Municipal Bond Index (the “Benchmark”), returned 3.13%.

The fiscal year saw two very distinct environments. The first half saw continued concern for elevated inflation and higher interest rates putting downward pressure on bonds. Municipal bond prices then rose during the second half of the fiscal year as inflation pressures softened, the Federal Reserve put a pause to interest rates hikes and the market started to price in potential rate cuts. This environment led to increased volatility in the municipal bond markets which allowed our active managers to benefit as they protected capital, but provided the opportunity to find mispriced securities which benefited the Fund when the market rebounded over the second half of the year.

After a one-year pause, high yield municipal bonds, as measured by the Bloomberg High Yield Municipal Bond Index, returned 7.91% for the one-year period ended March 31, 2024, outperformed investment grade bonds as measured by the Benchmark. The Fund’s allocation to high yield municipal bonds positively contributed to performance as optimism of the Federal Reserve’s ability to manage a “soft landing” of the economy took hold.

We believe we have the best-in-class municipal bond managers, and the Fund is well positioned to take advantage of any dislocations that occurs as the Federal Reserve continues to manage between its dual mandate of full employment and controlling inflation.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971. As of the prospectus dated 8/1/2023, the Fund’s gross expense ratio is 0.59%, and the net expense ratio applicable to investors is 0.46%. The adviser has contractually agreed to waive certain fees through at least 7/31/2024. This information may differ from the expense ratios disclosed in this report.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser, the sub-advisers or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The Fund is exposed to the same risks that are associated with investing in underlying municipal securities owned by the Fund. The actual cost of investing in underlying funds may be higher than a direct investment in such securities because the Fund will bear its pro rata portion of the expenses of the underlying funds in addition to its own direct expenses. The Fund is subject to interest rate risk; as interest rates rise, bond prices generally fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTERS TO SHAREHOLDERS (Continued)

March 31, 2024

is expected to deteriorate. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Investments in securities of non-U.S. issuers or U.S. issuers with significant non-U.S. operations may present more risk. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

The use of derivatives involves substantial financial risks and transaction costs. Certain derivatives may be illiquid. The Fund’s use of inverse floaters may magnify the potential for losses. The Fund periodically engages in portfolio leverage and when doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.

These and other risk considerations, such as preferred securities, call, counterparty, extension, defaulted securities, income, municipal lease obligations, political and economic, prepayment, restricted securities, tax, zero coupon bond risks, and, as a result of investing in underlying funds, short sale risk, are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market. It includes most investment-grade tax-exempt bonds that are issued by state and local governments. It is not possible to invest directly in an index.

The Bloomberg High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

6

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTERS TO SHAREHOLDERS

March 31, 2024

The Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund” or the “Fund”) returned 9.97% for the one-year period ended March 31, 2024. Over the same period, the Fund’s benchmark, the HFRI Fund of Funds Composite Index (the “Benchmark”), returned 9.42%.

Core Diversifiers, global asset allocation strategies that invest across a wide range of financial markets and geographies, returned approximately 12.65% net for the one-year period ended March 31, 2024. Performance of the Core Diversifiers did well in the face of increased volatility brought on by rising interest rates used by central banks to bring inflation under control. Core Diversifiers also benefited from the equity market rally as hopes for rate cuts climbed throughout the year. Core Diversifiers benefited from GMO Benchmark-Free Allocation Fund and JPMorgan Global Allocation Fund, returning +14.00% and +12.73%, respectively.

Alternative Diversifiers, investments in strategies with return patterns that are less sensitive to movements in traditional markets, provided an approximate return of 8.18% net for the one-year period ended March 31, 2024. This category benefited from Eaton Vance Global Macro Absolute Return Advantage Fund and the iShares Gold Trust returning +11.23% and +12.39%, respectively. The category saw performance below the Benchmark from GMO Equity Dislocation Fund – Class A and the BlackRock Event Driven Equity, returning +7.98% and +5.35%, respectively.

The Fund’s allocations to private funds (All Weather Portfolio Limited, Millennium International, Ltd. and Elliott Associates, L.P.) performed well with a blended return of 9.16% for the one-year period ended March 31, 2024. The Fund did not add or subtract any holdings over the year, but did pare back its holding in the All Weather Portfolio Limited as we believe active management will outperform a benchmark sensitive strategy in the future.

We believe the Fund may continue to be a key part of a broader portfolio as cash rates have increased and performance expectations for the Fund have increased with them.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971. As of the prospectus dated 8/1/2023, the Fund’s gross expense ratio is 3.38%, and the net expense ratio applicable to investors is 3.29%. The advisor has contractually agreed to waive certain fees through at least 7/31/2024. This information may differ from the expense ratios disclosed in this report.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

7

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTERS TO SHAREHOLDERS (Continued)

March 31, 2024

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include alternative strategies, asset-backed and mortgage-backed securities, call, commodity, counterparty, covered calls and equity collars, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan, foreign securities and currencies, high yield securities, income, interest rate, inverse floaters, large shareholder, leverage, preferred securities, prepayment, REIT and real estate, restricted securities, sector, short sale, small and mid-cap company and zero coupon bond risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 800 constituent hedge fund of funds that invest over a broad range of strategies.

8

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

LetterS to Shareholders

March 31, 2024

The Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund” or the “Fund”) returned 19.29% for the fiscal year ended March 31, 2024. Over the same period, Equity Allocation Fund’s benchmark, the MSCI ACWI Index (the “Primary Benchmark”), returned 23.22% and the Fund’s secondary benchmark, the MSCI ACWI Minimum Volatility Index returned 11.12%. During the one-year period ended March 31, 2024, U.S. equities continued their outperformance versus international equities, as measured by the S&P 500 Index, returned 29.88% while international stocks, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, returned 17.32% and 9.31%, respectively.

The Fund’s allocations to sub-advisors and underlying funds utilizing quality and/or low volatility equity approaches performed well during the year. The Fund’s sub-advisers and underlying funds that have a Quality mandate returned approximately 29.19% net for the one-year period ended March 31, 2024, outperforming both benchmarks. Meanwhile, the low volatility strategies returned 9.10% net, underperforming both benchmarks.

The Fund sold its position in the Bridgewater All Weather China, Ltd (“BW China”) and added Viking Global Equities LP (“Viking”) during the year. Viking is a private long/short equity fund that invests based on fundamental analysis conducted by sector specialists. They have a long track record of sold risk-adjusted returns. When the fund opened to new shareholders, we took the opportunity to initiate a position in the fund. We exited BW China to fund the position in Viking and to reduce our emerging market exposure within the Fund.

The Fund’s investments in private funds, RIEF Strategic Partners Fund LLC, BW China, GMO Equity Dislocation Fund and Viking, returned 8.22% for the one-year period ended March 31, 2024. While performance trailed the benchmarks, we believe these investments have great potential to continue to dampen volatility in the Fund and to provide consistent risk-adjusted returns with the increased volatility in the equity markets.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971. As of the prospectus dated 8/1/2023, the Fund’s gross expense ratio is 0.93%, and the net expense ratio applicable to investors is 0.79%. The adviser has contractually agreed to waive certain fees through at least 7/31/2024. This information may differ from the expense ratios disclosed in this report.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, asset allocation, investing in smaller companies with limited resources and the use of predictive models. Low volatility and quality investing may go in and out of favor which may cause the Fund to sometimes underperform other equity funds. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

9

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

LETTERS TO SHAREHOLDERS (Continued)

March 31, 2024

Foreign securities, including depositary receipts, have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

The actual cost of investing in underlying funds may be higher than a direct investment in such securities because the Fund will bear its pro rata portion of the expenses of the underlying funds in addition to its own direct expenses. As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include counterparty, derivatives, focused investment, large shareholder, leverage and short sale risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It is not possible to invest directly in an index.

The S&P 500 Index is a market capitalization-weighted index that includes 500 stocks representing all major industries. Returns are denominated in U.S. Dollars and include reinvested dividends. It is not possible to invest directly in an index.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. It is not possible to invest directly in an index.

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. It is not possible to invest directly in an index.

10

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Growth of a $10,000 Investment and Performance

March 31, 2024 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on March 29, 2018 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2024	1 Year	5 Year	Annualized Since Inception*
Aspiriant Risk-Managed Taxable Bond Fund	5.15%	1.18%	1.57%
Bloomberg U.S. Aggregate Bond Index (1)	1.70%	0.36%	1.04%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% through July 31, 2024. The Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through July 31, 2024. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business March 29, 2018 (commencement of operations) through March 31, 2024.

(1)

The Bloomberg U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2024 (Unaudited)

The above graph assumes an initial investment of $10,000 in Shares made as of the close of business on July 1, 2015 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2024	1 Year	5 Year	Annualized Since Inception*
Aspiriant Risk-Managed Municipal Bond Fund	4.30%	2.14%	2.70%
Bloomberg Municipal Bond Index (1)	3.13%	1.59%	2.40%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% through July 31, 2024. The Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through July 31, 2024. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business July 1, 2015 (commencement of operations) through March 31, 2024.

(1)

The Bloomberg Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

12

ASPIRIANT DEFENSIVE ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2024 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on December 14, 2015 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2024	1 Year	5 Year	Annualized Since Inception*
Aspiriant Defensive Allocation Fund	9.97%	3.96%	3.64%
HFRI Fund of Funds Composite Index (1)	9.42%	4.95%	3.94%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.01% through July 31, 2024. This arrangement may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business December 14, 2015 (commencement of operations) through March 31, 2024.

(1)	The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

13

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Growth of a $10,000 Investment and Performance

March 31, 2024 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares for the 10 year period from March 31, 2014 to March 31, 2024.

Total Returns as of March 31, 2024	1 Year	5 Year	10 Year
Aspiriant Risk-Managed Equity Allocation Fund
Advisor Shares	19.29%	6.78%	6.25%
MSCI ACWI Index (1)	23.22%	10.92%	8.66%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% through July 31, 2024. The Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.04% through July 31, 2024. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The MSCI ACWI Index, which captures large and mid-cap representation, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

14

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	72.5%
Foreign	7.7%
Total Open-End Mutual Funds	80.2%
Exchange-Traded Fund
Opportunistic	4.8%
Total Exchange-Traded Fund	4.8%
Non-traded Business Development Company
Opportunistic	0.3%
Total Non-traded Business Development Company	0.3%
Private Fund
Opportunistic	3.6%
Total Private Fund	3.6%
Short-Term Investment	11.9%
Total Investments	100.8%
Liabilities in excess of other assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	15.0%
Medical	10.4%
Transportation	7.8%
Airport	6.3%
Development	5.3%
General Obligation	5.2%
Water	4.2%
Higher Education	4.0%
Education	3.8%
School District	3.5%
Power	1.6%
Housing	1.2%
Other	4.2%
Total Municipal Bonds	72.5%
Exchange-Traded Fund	10.5%
Closed-End Mutual Funds	0.5%
Private Investments
Private Funds	9.6%
Private Company	0.2%
Total Private Investments	9.8%
Short-Term Investments	6.5%
Total Investments	99.8%
Other assets less liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

16

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Foreign Collective Investment Funds
Market Neutral	12.2%
Multi-Strategy/Style	12.1%
Total Foreign Collective Investment Funds	24.3%
Open-End Mutual Funds
Global Allocation	41.6%
Global Macro	5.0%
Merger Arbitrage	4.9%
Total Open-End Mutual Funds	51.5%
Exchange-Traded Fund
Real Asset	5.2%
Total Exchange-Traded Fund	5.2%
Private Funds
Multi-Strategy/Style	10.2%
Global Allocation	2.9%
Total Private Funds	13.1%
Short-Term Investment	6.1%
Total Investments	100.2%
Liabilities in excess of other assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of March 31, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	6.9%
Health Care	4.5%
Communications	2.2%
Industrials	2.0%
Consumer Discretionary	1.9%
Financials	1.9%
Consumer Staples	1.8%
Other	0.6%
Total Common Stocks	21.8%
Exchange-Traded Funds	14.4%
Foreign Collective Investment Fund	6.5%
Open-End Mutual Funds	41.4%
Private Funds	11.0%
Short-Term Investments	3.9%
Total Investments	99.0%
Other assets less liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Schedule of Investments

As of March 31, 2024

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 80.2%
	CORE — 71.7%
4,590,882	DoubleLine Total Return Bond Fund - I Class	$40,032,494
4,730,088	MetWest Total Return Bond Fund - Plan Class	40,016,548
3,774,936	PIMCO Income Fund - Institutional Class	40,014,321
2,003,931	River Canyon Total Return Bond Fund - Institutional Class	20,099,425
5,561,133	Vanguard Total Bond Market Index Fund - Institutional Class	53,108,818
		193,271,606
	OPPORTUNISTIC — 8.5%
1,064,438	GMO Emerging Country Debt Fund, Class VI	20,724,609
398,607	Vanguard High-Yield Corporate Fund - Admiral Shares	2,144,508
		22,869,117
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $236,241,907)	216,140,723

	EXCHANGE-TRADED FUND — 4.8%
	OPPORTUNISTIC — 4.8%
220,197	Vanguard Long-Term Treasury ETF	13,044,470

	TOTAL EXCHANGE-TRADED FUND
	(Cost $13,096,062)	13,044,470

	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 0.3%
	OPPORTUNISTIC — 0.3%
28,879	AG Twin Brook Capital Income Fund - I Class	734,286

	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $737,901)	734,286

Number of Shares		Value
	PRIVATE FUND[1] — 3.6%
	OPPORTUNISTIC — 3.6%
	AG Direct Lending Fund IV Annex, LP* [2]	$9,587,872

	TOTAL PRIVATE FUND
	(Cost $7,891,615)	9,587,872

	SHORT-TERM INVESTMENT — 11.9%
32,039,018	JPMorgan Prime Money Market Fund - Institutional Shares, 5.34%[3]	32,051,833

	TOTAL SHORT-TERM INVESTMENT
	(Cost $32,052,443)	32,051,833

	TOTAL INVESTMENTS — 100.8%
	(Cost $290,019,928)	271,559,184
	Liabilities in excess of other assets — (0.8)%	(2,238,053)

	TOTAL NET ASSETS — 100.0%	$269,321,131

*	Non-income producing security.

[1]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2024, the aggregate fair value of these investments is $9,587,872 or 3.6% of the Fund’s net assets.

[2]	The investment was acquired on 4/8/2022. The cost is $7,891,615.

[3]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS — 72.5%
	ALABAMA — 1.9%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,741,807
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,017,293
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,005,496
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,062,190
500,000	4.29% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	484,045
1,000,000	5.25%, 05/1/2055, Call 06/1/2032[1]	1,081,512
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,113,104
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,083,363
875,000	5.00%, 11/15/2037, Call 11/15/2032	940,021
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,118,513
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,545,008
1,200,000	Selma Industrial Development Board, 1.38%, 05/1/2034[1]	1,163,400
	Southeast Alabama Gas Supply District
1,000,000	5.00%, 06/1/2049, Call 02/1/2032[1]	1,073,051
2,000,000	5.00%, 08/1/2054, Call 01/1/2032[1]	2,139,703
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	795,645
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,593,582
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,070,117
		24,027,850
	ARIZONA — 0.8%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 04/23/2024	500,071

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
	Arizona Industrial Development Authority
$605,000	4.00%, 03/1/2027[4]	$591,321
600,000	4.00%, 07/1/2041, Call 07/1/2026	560,289
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	514,358
213,316	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	995,777
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	682,760
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	668,391
500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 05/3/2024	500,178
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 05/3/2024[4]	325,572
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	994,152
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	120,872
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	414,166
625,000	0.88%, 06/1/2043[1]	563,941
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,130,447
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	801,662
		10,528,210
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
2,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	2,774,771

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARKANSAS (Continued)
$500,000	5.45%, 09/1/2052, Call 09/1/2025[3]	$511,090
500,000	State of Arkansas, 3.00%, 10/1/2024, Call 04/18/2024	497,446
		3,783,307
	CALIFORNIA — 6.5%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,102,210
1,000,000	Bay Area Toll Authority, 4.89% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,005,373
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	981,263
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	502,424
1,000,000	5.00%, 07/1/2053, Call 05/1/2029[1]	1,057,281
750,000	5.19% (SOFR Rate+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	748,602
1,000,000	5.51% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,008,461
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,054,346
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	831,956
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	92,349
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	159,988
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,700,841
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,100,726
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 05/3/2024	906,757

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 02/1/2037, Call 02/1/2027	$1,032,384
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	50,031
850,000	5.00%, 06/1/2046, Call 06/1/2026	840,697
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	948,430
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20243 4	1,001,232
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	51,163
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	656,933
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	998,839
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	102,327
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	904,333
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	352,544
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,004,738
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,507,917
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,005,442
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	1,027,688
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	202,435
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	503,271
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,012,742
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,588,619
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,159,925
2,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	2,065,210
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,895,837
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	651,979
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	815,410

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	$1,451,540
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,396,665
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	524,275
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	340,201
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,013,111
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,003,409
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	1,032,040
4,000,000	Los Angeles Department of Water & Power, 5.00%, 07/1/2044, Call 07/1/2024	4,013,076
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	377,987
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,816,074
850,000	Peralta Community College District, AGM, 4.00%, 08/1/2039, Call 08/1/2025	850,902
1,330,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,397,571
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	1,017,874
675,000	Port of Los Angeles, 5.00%, 08/1/2031, Call 08/1/2024[3]	677,186
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 05/3/2024	1,000,533
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	702,526
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	778,928
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,657,459

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	$1,050,678
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,708,019
2,430,000	San Diego County Regional Airport Authority, 5.00%, 07/1/2048, Call 07/1/2033[3]	2,588,494
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,145,695
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	616,159
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,052,947
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,126,285
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	332,411
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	970,351
	Santa Ana Financing Authority, NATL-RE
110,000	6.25%, 07/1/2024	110,658
110,000	6.25%, 07/1/2024	110,649
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	417,038
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,001,909
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	594,446
1,390,000	5.00%, 11/1/2033	1,495,218
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,098,570
	State of California
500,000	5.00%, 09/1/2041, Call 09/1/2031	556,255

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 04/1/2047, Call 04/1/2032	$1,095,802
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	107,075
1,100,000	University of California, 5.50%, 05/15/2040, Call 05/15/2033	1,318,405
500,000	Yosemite Community College District, 0.00%, 08/1/2042	413,104
		79,594,228
	COLORADO — 3.4%
1,000,000	Aerotropolis Regional Transportation Authority, 5.00%, 12/1/2051, Call 12/1/2024	961,901
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	443,665
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	593,805
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,019,652
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,128,988
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,142,314
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,048,888
1,000,000	City & County of Denver Co. Airport System Revenue, 5.00%, 11/15/2047, Call 11/15/2032[3]	1,062,504
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	506,050
500,000	4.75%, 04/1/2030, Call 05/3/2024	500,365
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,035,325
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	449,813
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	425,562
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	100,517
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,075,927
500,000	4.00%, 10/1/2039, Call 10/1/2024	483,038

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Colorado Health Facilities Authority
$500,000	5.00%, 01/15/2035, Call 01/15/2026	$514,571
500,000	5.00%, 06/1/2036, Call 06/1/2027	529,688
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	978,180
500,000	8.00%, 08/1/2043, Call 05/3/2024	499,935
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,015,095
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,862,653
500,000	5.25%, 11/1/2052, Call 11/1/2032	536,908
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	479,600
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	512,865
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 05/3/2024	1,470,284
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	525,192
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	389,069
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,159,316
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 05/3/2024	1,010,491
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	752,287
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,856,087
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	783,898
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	961,246
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	439,810
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,113,758
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,799,368

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	$130,679
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	828,782
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	572,164
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,114,026
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,041,625
		41,855,891
	CONNECTICUT — 0.5%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 05/3/2024[3]	500,162
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	416,797
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,417,243
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,005,164
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,550,214
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,310,260
		6,199,840
	DELAWARE — 0.2%
300,000	Delaware River & Bay Authority, 5.00%, 01/1/2035, Call 01/1/2032	345,185
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,028,671
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,510,445
		2,884,301
	DISTRICT OF COLUMBIA — 1.1%
1,465,000	District of Columbia, 5.00%, 10/15/2044, Call 04/15/2029	1,565,633

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	$1,115,901
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,520,492
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,871,425
655,000	5.00%, 10/1/2044, Call 10/1/2024[3]	655,810
	Metropolitan Washington Airports Authority Aviation Revenue
1,000,000	5.00%, 10/1/2032, Call 10/1/2025[3]	1,016,123
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	527,725
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	768,402
615,000	6.50%, 10/1/2041, Call 10/1/2026	663,790
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,008,029
250,000	Tender Option Bond Trust Receipts/Certificates, 4.75%, 08/1/2063, Call 07/1/20371 4	250,000
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	516,309
875,000	4.00%, 10/1/2036, Call 10/1/2030	896,831
		13,376,470
	FLORIDA — 5.7%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,337,652
760,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/3/2024	760,111
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	93,962
	Capital Trust Agency, Inc.
300,000	4.38%, 06/15/2027[4]	296,588
510,000	5.35%, 07/1/2029, Call 05/3/2024	510,657
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	92,445
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 05/3/2024	500,329

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	City of Fort Lauderdale, 5.00%, 07/1/2048, Call 07/1/2032	$546,510
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,447,809
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	568,062
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	463,560
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	474,056
1,000,000	City of Tampa, 5.00%, 11/15/2046, Call 05/15/2026	1,014,617
1,000,000	City of Tampa FL, 5.00%, 07/1/2050, Call 07/1/2030	1,039,608
500,000	County of Bay, 5.00%, 09/1/2043, Call 05/3/2024	500,198
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,158,940
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,013,140
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	966,862
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,386,611
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	650,656
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	514,142
1,000,000	County of Miami-Dade Seaport Department, AGM, 4.00%, 10/1/2039, Call 10/1/2031[3]	994,903
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,925,097
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,441,697
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	177,003
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	420,541

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	$1,000,232
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	751,436
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	831,270
1,710,000	6.50%, 01/1/2049, Call 05/3/20241 3 4	1,710,893
3,000,000	7.38%, 01/1/2049, Call 05/3/20243 4	3,131,299
1,000,000	7.50%, 07/1/2057, Call 05/3/20241 3 4	994,434
2,000,000	8.00%, 07/1/20571 3 4	2,120,000
1,935,000	8.25%, 07/1/2057, Call 04/15/20241 3 4	1,934,594
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	498,486
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 05/3/2024	1,001,541
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/3/2024	500,104
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/3/2024[3]	1,000,260
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,687,110
750,000	5.00%, 10/1/2049, Call 10/1/2029[3]	773,428
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,846,480
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,036,523
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,066,098
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,109,093
	Lake Ashton Community Development District
40,000	5.00%, 05/1/2025	40,317
375,000	5.00%, 05/1/2037, Call 05/1/2025	376,644
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,685,324

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,250,000	Lakewood Ranch Stewardship District, 5.13%, 05/1/2047, Call 05/1/2027[4]	$1,259,320
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,091,941
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	510,027
100,000	5.75%, 06/15/2042, Call 05/3/2024[4]	97,948
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,008,636
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	989,965
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	837,338
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/3/2024	385,101
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,004,112
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	630,858
330,000	5.25%, 09/15/2044, Call 09/15/2024	323,718
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	102,311
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	706,608
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,539,162
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,562,863
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	100,461
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,036,709

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	$137,298
485,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/3/2024	485,183
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,113,509
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	849,706
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,061,777
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	772,580
		69,998,453
	GEORGIA — 2.5%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,100,993
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	986,736
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	2,023,884
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	414,158
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	930,097
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	520,220
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	453,582
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,103,482
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	819,825
325,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	328,143

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
	Main Street Natural Gas, Inc.
$1,100,000	4.00%, 12/1/2026	$1,089,024
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,549,329
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,022,306
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,361,137
3,000,000	4.00%, 08/1/2052, Call 05/1/20271 4	2,919,928
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,047,953
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,053,929
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,137,612
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,103,001
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,071,947
1,000,000	5.00%, 12/1/2054, Call 12/1/2031[1]	1,074,166
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	779,765
200,000	5.00%, 01/1/2056, Call 01/1/2030	205,845
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	1,018,398
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,410,695
	Private Colleges & Universities Authority
1,325,000	5.00%, 04/1/2044	1,325,000
1,000,000	5.25%, 10/1/2051, Call 10/1/2032	1,069,307
500,000	State of Georgia, 5.00%, 07/1/2025	511,339
		31,431,801
	GUAM — 0.1%
1,000,000	Guam Government Waterworks Authority, 5.00%, 07/1/2035, Call 07/1/2024	1,002,647
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	238,824
		1,241,471
	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,024,390

	IDAHO — 0.1%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/2024	300,553

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO (Continued)
	Idaho Housing & Finance Association
$370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	$385,403
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	427,149
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	578,949
		1,692,054
	ILLINOIS — 9.7%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	106,634
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,072,193
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,049,302
180,000	5.00%, 04/1/2037, Call 04/1/2027	184,659
500,000	5.00%, 04/1/2038, Call 04/1/2028	517,507
500,000	5.25%, 12/1/2039, Call 12/1/2024	500,059
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	1,030,603
575,000	5.00%, 12/1/2042, Call 05/3/2024	574,968
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,029,694
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,153,320
1,000,000	5.00%, 12/1/2046, Call 05/3/2024	997,243
1,900,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,120,278
	Chicago O’Hare International Airport
1,000,000	5.00%, 01/1/2027, Call 01/1/2025	1,010,594
500,000	5.00%, 01/1/2031, Call 01/1/2025[3]	504,088
1,000,000	3.88%, 01/1/2032, Call 05/3/2024	1,000,355
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	520,002
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,512,525
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,024,830
1,000,000	Chicago O’Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,070,395
680,000	Chicago Park District, 5.00%, 11/15/2024	684,848
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,545,061
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,543,291
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	2,017,505

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	City of Chicago
$1,000,000	5.00%, 01/1/2027	$1,042,094
1,000,000	5.50%, 01/1/2033, Call 01/1/2025	1,010,646
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,999,457
880,000	6.00%, 01/1/2038, Call 01/1/2027	922,026
500,000	5.50%, 01/1/2040, Call 01/1/2025	502,568
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	672,169
3,000,000	5.00%, 01/1/2039, Call 05/3/2024	3,003,097
1,650,000	5.00%, 01/1/2039, Call 01/1/2025	1,656,478
	City of Chicago Waterworks Revenue
1,000,000	5.00%, 11/1/2031, Call 11/1/2024	1,008,762
1,000,000	5.00%, 11/1/2044, Call 11/1/2024	1,004,289
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,011,197
1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	1,376,458
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,420,485
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,269,775
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,082,813
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,004,031
570,000	3.90%, 11/1/2036, Call 11/1/2027	580,254
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	712,706
425,000	5.00%, 08/1/2027	437,479
500,000	5.00%, 08/1/2028, Call 08/1/2027	516,028
670,000	5.00%, 03/1/2033, Call 03/1/2027	693,602
315,000	5.00%, 02/15/2034, Call 02/15/2027	326,825
500,000	5.00%, 03/1/2034, Call 03/1/2027	517,893
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,021,248
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,425,937
225,000	5.00%, 02/15/2037, Call 08/15/2027	227,348
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,719,930

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	4.00%, 07/15/2039, Call 07/15/2031	$1,009,851
885,000	5.00%, 12/1/2040, Call 06/1/2026	902,921
550,000	5.00%, 09/1/2042, Call 09/1/2024	552,661
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	932,646
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,694,033
1,000,000	5.00%, 08/15/2044, Call 08/15/2025	1,007,888
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,027,497
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,937,840
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,060,593
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,209,431
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	978,196
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,777,261
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,178,995
600,000	4.40%, 07/15/2055, Call 04/2/2024[1]	600,000
350,000	4.60%, 08/15/2057, Call 04/2/2024[1]	350,000
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	1,000,385
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	3,002,958
	Illinois State Toll Highway Authority
1,255,000	5.00%, 01/1/2037	1,255,000
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,110,153
625,000	5.00%, 01/1/2040, Call 07/1/2025	635,198
750,000	4.00%, 01/1/2046, Call 01/1/2032	728,466
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,617,653
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,072,726
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,861,466
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	997,313

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Metropolitan Pier & Exposition Authority
$500,000	4.00%, 12/15/2042, Call 12/15/2031	$488,753
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,392,536
530,000	5.00%, 06/15/2057, Call 12/15/2027	537,696
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	836,336
3,300,000	0.00%, 12/15/2030	2,625,386
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,950,835
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,022,329
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	786,778
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,120,958
500,000	4.00%, 01/1/2038, Call 01/1/2030	503,392
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	749,779
	State of Illinois
750,000	5.00%, 02/1/2025	758,980
1,000,000	5.00%, 11/1/2026	1,043,129
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,113,109
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,884,537
660,000	5.00%, 03/1/2036, Call 03/1/2031	726,508
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,003,604
1,500,000	5.00%, 02/1/2039, Call 05/3/2024	1,500,522
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,114,030
500,000	5.00%, 03/1/2046, Call 03/1/2031	524,888
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,028,483
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,523,994
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	589,657

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	$1,430,532
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	428,017
250,000	0.00%, 01/1/2032	186,662
665,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	625,266
		119,933,376
	INDIANA — 0.7%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,394,937
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	930,439
1,000,000	3.00%, 11/1/2030	930,439
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,061,903
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,075,406
1,325,000	Michigan City School Building Corp., 5.00%, 01/15/2025	1,329,908
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 05/3/2024[3]	500,813
		9,223,845
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 05/3/2024	1,514,378
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	1,056,055
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	650,077
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	512,017
		3,732,527
	KANSAS — 0.1%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	607,116
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	993,851
		1,600,967

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY — 1.1%
$1,250,000	County of Warren KY, 5.25%, 04/1/2049, Call 04/1/2034	$1,372,864
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	204,128
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,102,975
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,358,106
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	783,216
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	2,599,019
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,623,009
3,800,000	4.48%, 10/1/2053, Call 04/2/2024[1]	3,800,000
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,029,032
		13,872,349
	LOUISIANA — 1.3%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 05/3/2024	1,165,387
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,571,722
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,022,610
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,240,927
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,024,915
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 05/3/2024	500,488
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,016,967
885,000	6.50%, 07/1/2036, Call 05/3/20243 4	885,277
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,432,551

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,500,000	5.25%, 10/1/2053, Call 04/1/2033	$1,578,373
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,089,980
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	534,383
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,517,802
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,300,805
		15,882,187
	MAINE — 0.5%
1,615,000	Maine Health & Higher Educational Facilities Authority, 5.00%, 07/1/2035, Call 07/1/2027	1,697,787
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	514,996
500,000	4.00%, 07/1/2039, Call 07/1/2031	506,614
	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY
50,000	5.00%, 07/1/2028, Call 07/1/2027	52,979
950,000	5.00%, 07/1/2028, Call 07/1/2027	996,401
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,622,532
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 05/3/2024[3]	500,964
		5,892,273
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,600,503
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,443,324
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	952,983
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,447,427
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,601,728
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,021,140

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
	Maryland Health & Higher Educational Facilities Authority
$1,085,000	5.00%, 08/15/2032, Call 02/15/2025	$1,099,070
2,700,000	5.00%, 08/15/2038, Call 04/23/2024	2,699,887
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,009,599
1,350,000	5.00%, 08/15/2042, Call 02/15/2025	1,357,320
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,091,567
500,000	5.00%, 07/1/2045, Call 07/1/2025	502,999
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	949,097
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	972,769
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	963,487
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	978,984
		20,691,884
	MASSACHUSETTS — 0.5%
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	492,807
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	120,662
500,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	537,607
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	1,007,301
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,016,737
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,299,199
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,043,094
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	188,116
		5,705,523
	MICHIGAN — 2.2%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	495,928

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$435,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	$435,352
	Great Lakes Water Authority Sewage Disposal System Revenue
1,000,000	5.00%, 07/1/2035, Call 07/1/2026	1,035,763
1,000,000	5.25%, 07/1/2052, Call 07/1/2032	1,082,891
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	442,124
	Michigan Finance Authority
240,000	5.00%, 06/1/2029, Call 05/3/2024	213,634
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,168,076
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,513,352
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,009,006
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,008,279
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,361,281
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,001,276
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,024,347
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,933,218
950,000	4.00%, 12/1/2047, Call 12/1/2031	900,823
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,036,233
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	938,188
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	985,080
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,451,966
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	943,710
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,094,963
1,250,000	Michigan State Housing Development Authority, 2.13%, 10/1/2036, Call 10/1/2030	995,293
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/3/2024	250,083
890,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	880,953
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,574,180
		27,775,999

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA — 0.4%
$250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	$251,206
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	70,158
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,676,570
1,000,000	Duluth Economic Development Authority, 5.25%, 02/15/2058, Call 02/15/2028	1,022,841
1,250,000	Minnesota Agricultural & Economic Development Board, 5.25%, 01/1/2047, Call 01/1/2034	1,383,685
		4,404,460
	MISSOURI — 0.7%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	71,321
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	648,924
445,000	5.00%, 10/1/2047, Call 10/1/2027	447,690
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,038,235
350,000	4.00%, 11/15/2049, Call 11/15/2027	326,411
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,254,017
1,000,000	4.00%, 06/1/2053, Call 06/1/2030	936,164
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,029,361
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,062,188
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,424,114
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	351,756
		8,590,181

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA — 0.3%
$1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	$1,051,293
2,000,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	2,179,716
		3,231,009
	NEVADA — 1.0%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	246,081
	County of Clark
500,000	2.10%, 06/1/2031	431,312
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,601,752
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,003,859
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,049,753
750,000	4.00%, 07/1/2049, Call 07/1/2028	708,629
	Las Vegas Valley Water District
1,000,000	5.00%, 06/1/2033, Call 12/1/2024	1,010,143
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,036,777
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,045,942
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,278,815
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	598,330
		12,011,393
	NEW HAMPSHIRE — 0.5%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,057,159
468,554	4.13%, 01/20/2034	456,784
750,000	4.25%, 07/20/2041	744,719
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,092,017
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,134,563
215,000	5.00%, 08/1/2037, Call 02/1/2028	224,537

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE (Continued)
$1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	$1,097,963
		5,807,742
	NEW JERSEY — 2.6%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	851,550
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	977,650
100,000	5.00%, 07/15/2032, Call 07/15/2027	103,887
500,000	5.00%, 07/1/2033, Call 07/1/2027	516,160
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	281,085
880,000	5.00%, 06/15/2036, Call 12/15/2026	927,691
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,074,656
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	351,218
1,000,000	New Jersey Economic Development Authority, AMBAC, 5.50%, 09/1/2024	1,006,815
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,002,345
	New Jersey Health Care Facilities Financing Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2026	1,022,552
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,181,504
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	522,597
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	838,670
3,595,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,570,739
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,450,079
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,992,134
500,000	5.00%, 06/15/2040, Call 12/15/2030	544,223
500,000	4.00%, 06/15/2042, Call 06/15/2032	501,308

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$2,000,000	5.25%, 06/15/2043, Call 12/15/2028	$2,105,600
805,000	5.00%, 06/15/2044, Call 06/15/2024	805,865
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,081,683
250,000	5.50%, 06/15/2050, Call 12/15/2032	277,096
1,500,000	5.25%, 06/15/2050, Call 12/15/2033	1,643,974
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,917,545
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,043,759
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	375,256
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,708,800
		32,676,441
	NEW MEXICO — 0.1%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 05/3/2024	810,026
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,025,901
		1,835,927
	NEW YORK — 6.2%
1,035,000	City of Long Beach, 5.00%, 09/1/2027	1,072,804
	City of New York
1,000,000	5.25%, 09/1/2042, Call 09/1/2032	1,127,799
2,930,000	5.25%, 03/1/2053, Call 03/1/2034	3,220,614
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	944,198
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	999,893
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	769,502
	Metropolitan Transportation Authority
1,000,000	5.25%, 11/15/2031, Call 11/15/2025	1,027,289
1,000,000	5.50%, 11/15/2047, Call 05/15/2034	1,124,664

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$2,000,000	5.25%, 11/15/2049, Call 05/15/2034	$2,169,668
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,872,450
	Metropolitan Transportation Authority, BAM
1,000,000	5.00%, 11/15/2034, Call 05/15/2028	1,068,123
1,845,000	4.00%, 11/15/2048, Call 05/15/2034	1,766,780
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	651,360
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	530,085
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,098,020
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,693,505
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,004,596
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	991,807
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,117,137
500,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	513,282
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,181,597
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,006,700
730,000	3.00%, 02/15/2042, Call 02/15/2030	625,440
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,000,487
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,511,453
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	789,563
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	768,422

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.00%, 02/15/2045, Call 02/15/2025	$1,004,973
500,000	4.00%, 07/1/2048, Call 07/1/2031	478,165
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,652,732
460,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	480,881
1,000,000	New York State Energy Research & Development Authority, 4.00%, 04/1/2034, Call 07/1/2033	1,019,086
1,000,000	New York State Urban Development Corp., 4.00%, 03/15/2038, Call 09/15/2031	1,028,757
	New York Transportation Development Corp.
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,593,978
1,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	1,484,532
3,000,000	5.00%, 07/1/2046, Call 07/1/2024[3]	2,959,206
1,445,000	5.00%, 6/30/2049, Call 6/30/2031[3]	1,510,512
1,750,000	5.25%, 01/1/2050, Call 07/1/2024[3]	1,751,377
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,663,350
1,000,000	New York Transportation Development Corp., AGM, 4.00%, 07/1/2037, Call 07/1/2024[3]	975,585
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	236,237
500,000	5.00%, 07/1/2045, Call 07/1/2025	501,394
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	1,280,536
	Port Authority of New York & New Jersey
2,000,000	5.00%, 09/1/2032, Call 09/1/2024[3]	2,009,609
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,615,434
4,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	4,234,558
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,406,827
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	309,180
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	964,826

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Triborough Bridge & Tunnel Authority
$1,000,000	5.00%, 11/15/2043, Call 11/15/2033	$1,114,997
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,518,293
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,116,938
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, 5.00%, 05/15/2054, Call 05/15/2034	1,082,743
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	899,423
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	579,786
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/3/2024	750,241
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	793,206
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	286,348
		75,950,948
	NORTH CAROLINA — 0.4%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,124,804
1,380,000	City of Charlotte Water & Sewer System Revenue, 4.00%, 07/1/2035, Call 07/1/2028	1,437,123
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,085,437
	North Carolina Housing Finance Agency
735,000	3.85%, 07/1/2038, Call 07/1/2027	724,415
490,000	4.00%, 07/1/2048, Call 07/1/2027	485,574
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	593,893
		5,451,246
	NORTH DAKOTA — 0.2%
400,000	County of Burleigh, 4.38%, 04/15/2026	396,733

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH DAKOTA (Continued)
$2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	$1,595,251
		1,991,984
	OHIO — 1.3%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,894,229
635,000	City of Akron, 5.00%, 12/1/2026	644,249
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	972,639
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	723,091
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,176,018
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	2,020,349
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,914,674
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	500,540
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,398,320
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,377,115
1,000,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	1,001,682
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,081,626
		15,704,532
	OKLAHOMA — 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	956,563
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,028,583
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,037,085
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,028,953
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,833,041
		5,884,225

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OREGON — 0.4%
$1,325,000	County of Clackamas, 3.00%, 06/1/2028, Call 04/23/2024	$1,315,504
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	995,671
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,008,887
45,000	5.00%, 10/1/2046, Call 10/1/2026	47,006
720,000	5.00%, 10/1/2046, Call 10/1/2026	723,815
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	455,560
		4,546,443
	PENNSYLVANIA — 3.0%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	1,646,836
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,796,934
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	295,375
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 04/23/2024	95,083
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	257,798
100,000	Chester County Industrial Development Authority, 5.00%, 10/1/2034, Call 10/1/2024	99,326
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	977,112
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,950,565
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,065,668
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	1,005,978
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	372,553
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	267,330

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	$681,279
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,513,569
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	291,165
300,000	10.00%, 12/1/20404 5	286,854
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	967,741
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	949,843
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	539,119
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,680,237
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,969,733
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,106,167
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,113,552
500,000	5.00%, 12/1/2041, Call 06/1/2026	512,161
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,048,805
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	990,098
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,038,473
500,000	5.25%, 12/1/2052, Call 12/1/2032	547,365
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	822,704
850,000	4.00%, 11/1/2037, Call 11/1/2029	849,443
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	896,008
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,143,426
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	994,978

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	School District of Philadelphia, SAW
$5,000	5.00%, 09/1/2038, Call 09/1/2026	$5,232
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,011,022
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	891,687
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,222,265
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	282,309
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	500,093
		36,685,886
	PUERTO RICO — 0.6%
	Commonwealth of Puerto Rico
9,037	0.00%, 07/1/2024	8,948
61,865	5.38%, 07/1/2025	63,119
61,305	5.63%, 07/1/2027	65,248
1,060,310	5.63%, 07/1/2029	1,161,546
1,558,579	5.75%, 07/1/2031	1,758,908
55,548	4.00%, 07/1/2033, Call 07/1/2031	55,460
71,485	0.00%, 07/1/2033, Call 07/1/2031	46,998
49,930	4.00%, 07/1/2035, Call 07/1/2031	49,084
42,853	4.00%, 07/1/2037, Call 07/1/2031	41,478
246,222	0.00%, 11/1/2043[1]	142,624
60,594	4.00%, 07/1/2046, Call 07/1/2031	55,799
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 05/3/2024[5]	530,000
4,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	4,016,390
		7,995,602
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,559,729
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	595,598
		2,155,327

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA — 1.0%
$2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	$2,038,400
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	535,666
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 05/3/20243 4 5	50,000
	South Carolina Ports Authority
1,000,000	5.00%, 07/1/2031, Call 07/1/2028[3]	1,058,956
2,000,000	5.00%, 07/1/2038, Call 07/1/2028[3]	2,082,603
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,658,113
730,000	5.00%, 12/1/2055, Call 06/1/2025	731,527
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,022,034
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,115,002
		12,292,301
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,252,154

	TENNESSEE — 0.8%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,220,620
	Knox County Health Educational & Housing Facility Board
279,973	5.25%, 05/1/2025, Call 11/1/20244 5	28
34,517	6.00%, 05/1/2034[5]	3
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	1,074,014
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,091,805
1,000,000	Metropolitan Nashville Airport Authority, 5.25%, 07/1/2047, Call 07/1/2032[3]	1,077,537

37

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Tennergy Corp.
$1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	$1,501,287
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,069,187
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,012,723
2,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	2,508,875
		10,556,079
	TEXAS — 5.7%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	80,307
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	325,721
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	966,350
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,072,636
515,000	Central Texas Turnpike System, 5.00%, 08/15/2031, Call 08/15/2024	517,216
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,026,203
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,409,263
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,026,703
1,000,000	City of El Paso Water & Sewer Revenue, 5.25%, 03/1/2049, Call 03/1/2033	1,103,765
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,286,126
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	239,582
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,025,976
	City of Houston Airport System Revenue
400,000	4.75%, 07/1/2024[3]	400,697
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	752,259

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	$1,407,323
1,000,000	City of Houston Combined Utility System Revenue, 5.00%, 11/15/2036, Call 11/15/2026	1,037,613
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 05/3/2024	500,085
100,000	4.40%, 12/1/2047, Call 05/3/2024	91,334
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,396,297
1,000,000	Conroe Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	972,103
1,000,000	County of Harris Toll Road Revenue, 4.00%, 08/15/2045, Call 08/15/2030	979,289
1,000,000	Dallas Fort Worth International Airport, 4.00%, 11/1/2036, Call 11/1/2030	1,032,242
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,084,269
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,102,099
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,060,752
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,018,200
	Harris County Flood Control District
750,000	4.00%, 09/15/2043, Call 09/15/2033	751,544
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	972,904
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,164,043
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	1,021,054
1,000,000	Lamar Consolidated Independent School District, AGM, 5.50%, 02/15/2058, Call 02/15/2033	1,112,822

38

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$840,000	Lower Colorado River Authority, 5.25%, 05/15/2048, Call 05/15/2033	$916,374
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 04/23/20243 4	500,174
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034	600,000
1,000,000	5.00%, 04/1/2039	1,000,000
2,505,000	5.00%, 07/1/2047, Call 07/1/2025[5]	2,323,387
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	385,565
1,500,000	5.00%, 04/1/2046, Call 04/23/2024	1,489,643
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,219,256
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	514,665
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	980,843
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	976,548
1,000,000	Permanent University Fund - University of Texas System, 4.00%, 07/1/2033, Call 07/1/2024	1,000,470
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,085,073
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 05/3/2024[5]	600,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	300,519
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,765,113
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,046,724
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,092,187
500,000	State of Texas, 5.50%, 08/1/2031, Call 08/1/2026[3]	520,058

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,400,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 07/1/2043, Call 01/1/2029	$1,463,522
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,493,965
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	564,262
830,000	6.25%, 12/15/2026	861,559
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	500,579
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,115,346
1,630,000	5.00%, 12/31/2045, Call 12/31/2025[3]	1,632,008
2,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	2,025,604
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,102,476
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	523,237
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,521,725
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,069,315
500,000	5.00%, 10/15/2047, Call 10/15/2032	545,741
	Town of Westlake
100,000	5.50%, 09/1/2025	99,309
200,000	6.13%, 09/1/2035, Call 09/1/2025	200,797
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,222,200
		70,195,021
	UTAH — 0.4%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	990,690
750,000	City of Salt Lake City UT Airport Revenue, 5.00%, 07/1/2034, Call 07/1/2027[3]	782,489
750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	795,650

39

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH (Continued)
$1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	$1,033,201
	Utah Charter School Finance Authority
600,000	4.50%, 07/15/2027[4]	591,863
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	448,597
		4,642,490
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,045,741

	VIRGINIA — 0.8%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	464,750
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,007,054
1,000,000	Chesapeake Hospital Authority, 4.00%, 07/1/2037, Call 07/1/2029	1,004,182
1,000,000	County of Fairfax, SAW, 3.00%, 10/1/2026, Call 10/1/2024	989,950
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 05/3/20243 4	29,963
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,098,840
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,138,865
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	453,756
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	479,331
500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	517,875
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,763,407
1,000,000	5.00%, 12/31/2056, Call 06/30/2027[3]	1,006,466
		9,954,439

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON — 2.4%
$2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	$2,069,946
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,517,297
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,373,343
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	256,950
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,276,232
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,240,637
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,594,915
20,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	21,950
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,551,871
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,618,673
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,514,760
	State of Washington
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,735,517
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,815,779
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,590,187
180,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 04/18/2024	176,833
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	514,947
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,834,761
500,000	5.00%, 08/1/2038, Call 08/1/2029	532,578
1,000,000	5.00%, 10/1/2041, Call 10/1/2024	982,669
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	997,613
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,097,918
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,036,681
		29,352,057

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA — 0.2%
$1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	$1,025,411
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,066,992
		2,092,403
	WISCONSIN — 1.3%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	1,006,711
	Public Finance Authority
545,000	4.00%, 07/1/2027, Call 07/1/2024	535,903
500,000	5.75%, 02/1/2035, Call 02/1/2025	501,441
535,000	5.00%, 07/1/2037, Call 07/1/2024	535,298
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	952,328
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	466,611
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	487,638
500,000	5.00%, 02/1/2042, Call 02/1/2032	517,849
1,000,000	5.00%, 07/1/2042, Call 05/3/2024[3]	1,000,096
165,000	6.00%, 07/15/2042, Call 04/23/2024	165,093
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	452,599
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,006,659
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	509,040
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	137,785
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	196
7,085	0.00%, 01/1/20474 5	179
7,034	0.00%, 01/1/20484 5	169
6,984	0.00%, 01/1/20494 5	158
6,882	0.00%, 01/1/20504 5	145
7,540	0.00%, 01/1/20514 5	150
7,490	0.00%, 01/1/20524 5	139
7,388	0.00%, 01/1/20534 5	130
7,338	0.00%, 01/1/20544 5	122
7,237	0.00%, 01/1/20554 5	114
7,135	0.00%, 01/1/20564 5	107

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,085	0.00%, 01/1/20574 5	$100
6,984	0.00%, 01/1/20584 5	93
6,933	0.00%, 01/1/20594 5	88
6,882	0.00%, 01/1/20604 5	82
6,781	0.00%, 01/1/20614 5	76
6,730	0.00%, 01/1/20624 5	72
6,629	0.00%, 01/1/20634 5	67
6,579	0.00%, 01/1/20644 5	64
6,528	0.00%, 01/1/20654 5	59
6,427	0.00%, 01/1/20664 5	54
83,706	0.00%, 01/1/20674 5	639
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	545,288
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,037,594
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,094,900
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	182,782
	Wisconsin Health & Educational Facilities Authority
1,000,000	4.00%, 12/1/2046, Call 12/1/2031	959,401
1,125,000	5.00%, 10/1/2054, Call 07/1/2034[1]	1,255,500
		15,508,769
	TOTAL MUNICIPAL BONDS
	(Cost 900,306,641)	893,763,996

Number of Shares
	EXCHANGE-TRADED FUND — 10.5%
1,206,614	iShares National Muni Bond ETF	129,831,666
	TOTAL EXCHANGE-TRADED FUND
	(Cost 127,673,349)	129,831,666

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS — 0.5%
10,127	BlackRock Long-Term Municipal Advantage Trust	$101,169
783	BlackRock MuniAssets Fund, Inc.	8,676
11,851	BlackRock Municipal Income Fund, Inc.	142,923
639	BlackRock MuniHoldings Fund, Inc.	7,719
43,656	BlackRock MuniVest Fund, Inc.	308,211
26,617	BlackRock MuniYield Quality Fund, Inc.	326,058
54,677	BNY Mellon Municipal Income, Inc.	373,444
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	746,746
29,026	BNY Mellon Strategic Municipals, Inc.	177,059
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	123,023
66,923	DWS Municipal Income Trust	604,315
852	Eaton Vance Municipal Bond Fund	8,818
17,462	Invesco Advantage Municipal Income Trust II	148,427
14,387	Invesco Municipal Opportunity Trust	139,985
24,869	Invesco Municipal Trust	241,229
7,461	Invesco Quality Municipal Income Trust	72,222
10,819	Invesco Trust for Investment Grade Municipals	106,675
5,650	Invesco Value Municipal Income Trust	67,800
4,482	Neuberger Berman Municipal Fund, Inc.	46,927
818	Nuveen AMT-Free Municipal Credit Income Fund	9,939
3,122	Nuveen Municipal Credit Income Fund	38,213
1,933	Nuveen Quality Municipal Income Fund	22,152
13,155	PIMCO Municipal Income Fund III	98,268
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	303,050
113,725	Pioneer Municipal High Income Fund, Inc.	1,005,329

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS — 0.5% (Continued)
86,507	Western Asset Managed Municipals Fund, Inc.	$903,998

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $8,090,902)	6,132,375

	PRIVATE INVESTMENTS[6] — 9.8%
	PRIVATE FUNDS — 9.6%
	MacKay Municipal Credit Opportunities Fund, LP * 7	27,509,265
	MacKay Municipal Opportunities Fund, LP * 8	91,399,632
		118,908,897
	PRIVATE COMPANY — 0.2%
926	Vistra Vision LLC - Class B Units* [9]	2,055,081
	TOTAL PRIVATE INVESTMENTS
	(Cost $95,622,966)	120,963,978

	SHORT-TERM INVESTMENTS — 6.5%
62,301,135	BlackRock MuniCash - Institutional Shares, 3.48% [10]	62,307,365
17,898,631	JPMorgan Prime Money Market Fund - Institutional Shares, 5.34% [10]	17,905,791
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $80,212,983)	80,213,156

	TOTAL INVESTMENTS — 99.8%
	(Cost $1,211,906,841)	1,230,905,171
	Other assets less liabilities — 0.2%	1,850,297

	TOTAL NET ASSETS — 100.0%	$1,232,755,468

*	Non-income producing security.

[1]

Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.

[2]	Floating rate security.

[3]	Security may be exempt from Alternative Minimum Tax.

42

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of March 31, 2024, the aggregate fair value of these investments is $52,860,466 or 4.3% of the Fund’s net assets.

[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

[6]

The Private Investments are generally offered in private placement transactions and as such are often illiquid and generally restricted to resale. As of March 31, 2024, the aggregate fair value of these investments is $120,963,978 or 9.8% of the Fund’s net assets.

[7]	The investment was acquired on 3/1/2016. The cost is $19,752,111.

[8]	The investment was acquired on 3/1/2016. The cost is $74,905,725.

[9]	The investment was acquired on 3/4/2024. The cost is $965,130 or $1,042 per unit.

[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

See accompanying Notes to Financial Statements.

43

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2024

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 24.3%
	ALTERNATIVE DIVERSIFIERS — 24.3%
4,019,679	GMO Equity Dislocation Investment Fund - Class A1 2	$90,804,536
584,773	Lazard Rathmore Alternative Fund - Class E* [1]	60,957,452
1,698,208	Managed Fund/Bridgewater Fund Limited* 2 3 4	150,567,911

	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $300,112,150)	302,329,899

	OPEN-END MUTUAL FUNDS — 51.5%
	ALTERNATIVE DIVERSIFIERS — 9.9%
6,008,829	BlackRock Event Driven Equity Fund - Institutional Shares	60,448,818
5,940,075	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	62,430,191
		122,879,009
	CORE/ALTERNATIVE DIVERSIFIERS — 41.6%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV2 5	392,468,113
6,245,994	JPMorgan Global Allocation Fund - Class R6	125,232,178
		517,700,291
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $611,567,529)	640,579,300

	EXCHANGE-TRADED FUND — 5.2%
	REAL ASSET — 5.2%
1,549,178	iShares Gold Trust*	65,080,968

	TOTAL EXCHANGE-TRADED FUND
	(Cost $52,928,294)	65,080,968

Number of Shares		Value
	PRIVATE FUNDS[6] — 13.1%
	ALTERNATIVE DIVERSIFIERS — 10.2%
	Elliott Associates, LP* [7]	$53,543,098
37,572	Millennium International, Ltd. - Class GG* [8]	74,060,372
		127,603,470
	CORE DIVERSIFIER — 2.9%
	All Weather Portfolio Limited* [9]	35,683,889
		35,683,889
	TOTAL PRIVATE FUNDS
	(Cost $122,148,272)	163,287,359

	SHORT-TERM INVESTMENT — 6.1%
76,257,868	JPMorgan Prime Money Market Fund - Institutional Shares, 5.34%[10]	76,288,371

	TOTAL SHORT-TERM INVESTMENT
	(Cost $76,273,170)	76,288,371

	TOTAL INVESTMENTS — 100.2%
	(Cost $1,163,029,415)	1,247,565,897
	Liabilities in excess of other assets — (0.2)%	(1,977,571)
	TOTAL NET ASSETS — 100.0%	$1,245,588,326

*	Non-income producing security.

[1]	Domiciled in Ireland.

[2]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.

[3]	Domiciled in Jersey. In the United States the security is offered in private placement transactions and as such is restricted as to resale.

[4]	The investment was acquired on 9/27/2022. The cost is $159,000,000.

[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

44

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

[6]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2024, the aggregate fair value of these investments is $163,287,359 or 13.1% of the Fund’s net assets.

[7]	The investment was acquired on 1/2/2020. The cost is $45,067,536.

[8]	The investment was acquired on 1/1/2020. The cost is $47,055,792 or $1,252 per share.

[9]	The investment was acquired on 5/1/2018. The cost is $30,024,944.

[10]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

See accompanying Notes to Financial Statements.

45

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2024

Number of Shares		Value
	COMMON STOCKS — 21.8%
	BERMUDA — 0.2%
13,944	Arch Capital Group Ltd.*	$1,288,983
4,037	Everest Group Ltd.	1,604,708
		2,893,691
	BRAZIL — 0.0%[1]
37,661	Telefonica Brasil S.A. - ADR	379,246

	CANADA — 0.0%[1]
4,984	Agnico Eagle Mines Ltd.[2]	297,296
1,300	TFI International, Inc.[2]	207,301
		504,597
	CAYMAN ISLANDS — 0.1%
3,426	NetEase, Inc. - ADR	354,488
29,443	Tencent Holdings Ltd.	1,146,803
		1,501,291
	CHINA — 0.1%
260,000	China Shenhua Energy Co., Ltd.	1,022,755

	DENMARK — 0.2%
6,037	DSV A/S	981,343
14,270	Novo Nordisk A/S - ADR	1,832,268
		2,813,611
	FRANCE — 0.9%
3,379	Alstom S.A.	51,457
9,495	Edenred	506,983
542	L’Oreal S.A.	256,676
2,487	LVMH Moet Hennessy Louis Vuitton S.E.	2,237,794
255	Pernod Ricard S.A.	41,280
14,863	Publicis Groupe S.A.	1,620,372
30,327	Safran S.A.	6,868,208
9,793	Vinci S.A.	1,256,723
33,079	Vivendi S.E.	360,490
		13,199,983
	GERMANY — 0.8%
5,235	Allianz S.E.	1,569,020
7,790	Knorr-Bremse A.G.	589,195
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	581,376
7,890	Porsche Automobil Holding S.E. - ADR	41,422
2,962	Rheinmetall A.G.	1,665,892

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
25,293	SAP S.E.	$4,925,028
6,494	Siemens A.G.	1,239,957
3,870	Volkswagen A.G. - ADR	59,017
		10,670,907
	GUERNSEY — 0.1%
11,134	Amdocs Ltd.	1,006,180

	HONG KONG — 0.0%[1]
124,000	Beijing Enterprises Holdings Ltd.	360,120
92,000	China Merchants Port Holdings Co., Ltd.	110,315
		470,435
	INDIA — 0.2%
17,174	Axis Bank Ltd.	1,087,114
7,455	Dr Reddy’s Laboratories Ltd. - ADR	546,824
58,180	Infosys Ltd. - ADR	1,043,168
		2,677,106
	IRELAND — 0.7%
19,066	Accenture PLC - Class A	6,608,466
5,001	Flutter Entertainment PLC*	996,867
4,966	ICON PLC*	1,668,328
		9,273,661
	ISRAEL — 0.1%
2,131	Elbit Systems Ltd.	448,000
3,687	Nice Ltd. - ADR* [2]	960,906
		1,408,906
	JAPAN — 0.4%
4,200	Bandai Namco Holdings, Inc.	77,932
25,113	FUJIFILM Holdings Corp.	563,903
18,600	Honda Motor Co., Ltd.	230,151
10,000	Itochu Corp.	429,596
90,400	Nippon Steel Corp.	2,175,429
347,500	Nippon Telegraph & Telephone Corp.	413,908
25,000	Recruit Holdings Co., Ltd.	1,097,670
42,100	Renesas Electronics Corp.	750,250
170	Shin-Etsu Chemical Co., Ltd.	7,456
30	Toyota Motor Corp.	758
		5,747,053
	LUXEMBOURG — 0.1%
14,774	ArcelorMittal S.A.[2]	407,467

46

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	LUXEMBOURG (Continued)
4,036	Spotify Technology S.A.*	$1,065,100
		1,472,567
	NETHERLANDS — 0.4%
18,088	AerCap Holdings N.V.*	1,572,028
8,859	Airbus S.E.	1,632,083
1,601	ASML Holding N.V.	1,552,108
56,845	Stellantis N.V.	1,608,714
		6,364,933
	SINGAPORE — 0.1%
43,882	Flex Ltd.*	1,255,464

	SOUTH KOREA — 0.0%[1]
894	POSCO Holdings, Inc. - ADR[2]	70,108
1	Woori Financial Group, Inc. - ADR	32
		70,140
	SPAIN — 0.1%
14,833	Amadeus IT Group S.A.	952,230

	SWEDEN — 0.1%
52,823	Volvo A.B. - B Shares	1,431,580

	SWITZERLAND — 0.5%
6,065	Garmin Ltd.[2]	902,896
20,454	Nestle S.A.	2,173,237
13,500	Novartis A.G.	1,307,589
7,758	Roche Holding A.G.	1,980,765
227	Zurich Insurance Group A.G.	122,629
		6,487,116
	TAIWAN — 0.7%
298,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,138,952
14,792	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,012,452
66,650	United Microelectronics Corp. - ADR[2]	539,198
		9,690,602
	UNITED KINGDOM — 1.0%
9,892	AstraZeneca PLC	1,328,929
1	AstraZeneca PLC - ADR	68
123,283	Compass Group PLC	3,616,218
50,312	Diageo PLC	1,861,656
57,686	GSK PLC	1,238,541

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
344,492	Haleon PLC	$1,443,690
12,712	London Stock Exchange Group PLC	1,521,043
60,762	Unilever PLC	3,050,364
		14,060,509
	UNITED STATES — 15.0%
34,598	Abbott Laboratories	3,932,409
7,272	Adtalem Global Education, Inc.*	373,781
12,168	Aflac, Inc.	1,044,745
16,747	Alimentation Couche-Tard, Inc.*	955,823
50,308	Alphabet, Inc. - Class A*	7,592,986
26,259	Alphabet, Inc. - Class C*	3,998,195
47,582	Amazon.com, Inc.*	8,582,841
12,374	American Express Co.	2,817,436
5,080	American Tower Corp. - REIT[2]	1,003,757
45,302	Apple, Inc.	7,768,387
12,700	Ares Management Corp. - Class A	1,688,846
417	Atmos Energy Corp.[2]	49,569
385	AutoZone, Inc.*	1,213,385
420	Avangrid, Inc.	15,305
1,736	Bio-Rad Laboratories, Inc. - Class A*	600,430
326	Booking Holdings, Inc.	1,182,689
5,418	Builders FirstSource, Inc.*	1,129,924
14,173	CBRE Group, Inc. - Class A*	1,378,183
5,501	Cencora, Inc.[2]	1,336,688
1,768	Chemed Corp.	1,134,932
5,174	Church & Dwight Co., Inc.	539,700
5,899	Cigna Group	2,142,458
23,829	Cisco Systems, Inc.	1,189,305
5,859	CNX Resources Corp.*	138,975
72,286	Coca-Cola Co.	4,422,458
7,750	Constellation Brands, Inc. - Class A	2,106,140
3,127	Constellation Energy Corp.	578,026
4,314	Corpay, Inc.*	1,331,042
1,881	Costco Wholesale Corp.	1,378,077
7,793	Dolby Laboratories, Inc. - Class A	652,820
883	DT Midstream, Inc.	53,951
10,233	Elevance Health, Inc.	5,306,220
8,188	Eli Lilly & Co.	6,369,937
4,786	Expeditors International of Washington, Inc.	581,834

47

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
10,432	FNB Corp.	$147,091
2,292	Gartner, Inc.*	1,092,528
8,543	General Electric Co.	1,499,553
454	Graham Holdings Co. - Class B	348,527
4,714	HCA Healthcare, Inc.	1,572,260
146	Home Depot, Inc.	56,006
302	Humana, Inc.	104,709
827	Intuit, Inc.	537,550
9,048	Intuitive Surgical, Inc.*	3,610,966
8,889	Jabil, Inc.	1,190,682
29,318	Johnson & Johnson	4,637,814
17,045	KKR & Co., Inc.	1,714,386
4,288	KLA Corp.	2,995,468
4,813	Lam Research Corp.	4,676,166
2,653	Lancaster Colony Corp.[2]	550,842
7,788	Lennar Corp. - Class A	1,339,380
4,454	Marriott International, Inc. - Class A	1,123,789
4,187	Mastercard, Inc. - Class A	2,016,334
842	McCormick & Co., Inc.	64,674
3,626	McDonald’s Corp.	1,022,351
2,645	McKesson Corp.	1,419,968
47,637	Merck & Co., Inc.	6,285,702
18,137	Meta Platforms, Inc. - Class A	8,806,964
39,403	Microsoft Corp.	16,577,630
3,882	Molina Healthcare, Inc.*	1,594,842
22,109	Monster Beverage Corp.*	1,310,622
2,858	Motorola Solutions, Inc.	1,014,533
2,457	Netflix, Inc.*	1,492,210
506	NIKE, Inc. - Class B	47,554
2,954	NVIDIA Corp.	2,669,116
38	NVR, Inc.*	307,798
11,519	Omnicom Group, Inc.[2]	1,114,578
36,213	Oracle Corp.	4,548,715
1,229	O’Reilly Automotive, Inc.*	1,387,394
29,731	Otis Worldwide Corp.	2,951,396
5,113	Procter & Gamble Co.	829,584
6,155	Progressive Corp.	1,272,977
7,219	Prosperity Bancshares, Inc.	474,866
13,596	Quest Diagnostics, Inc.	1,809,764
6,474	Republic Services, Inc.	1,239,383
2,143	ResMed, Inc.[2]	424,378

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,137	Ross Stores, Inc.	$460,386
3,545	Royal Gold, Inc.[2]	431,816
2,780	S&P Global, Inc.	1,182,751
19,082	Salesforce, Inc.	5,747,117
3,614	Stryker Corp.	1,293,342
2,728	Synopsys, Inc.*	1,559,052
24,517	Texas Instruments, Inc.	4,271,107
34,458	TJX Cos., Inc.	3,494,730
67,265	U.S. Bancorp	3,006,746
21,077	Uber Technologies, Inc.*	1,622,718
3,013	United Therapeutics Corp.*	692,146
15,330	UnitedHealth Group, Inc.	7,583,751
27,934	VICI Properties, Inc. - REIT	832,154
23,533	Visa, Inc. - Class A2	6,567,590
48,999	Walmart, Inc.	2,948,270
55,683	Wells Fargo & Co.	3,227,387
13,974	Werner Enterprises, Inc.	546,663
1,788	Workday, Inc. - Class A*	487,677
		208,427,707
	TOTAL COMMON STOCKS
	(Cost 197,381,444)	303,782,270

	EXCHANGE-TRADED FUNDS — 14.4%
1,049,226	iShares MSCI Global Min Vol Factor ETF	110,452,021
3,261,603	Schwab Fundamental Emerging Markets Large Co. Index ETF	90,542,099
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 168,507,948)	200,994,120

	FOREIGN COLLECTIVE INVESTMENT FUND — 6.5%
4,006,019	GMO Equity Dislocation Investment Fund - Class A3 4	90,495,978

	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost 83,618,716)	90,495,978

	OPEN-END MUTUAL FUNDS — 41.4%
2,994,629	AQR Large Cap Defensive Style Fund - Class R6	71,391,956

48

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2024

Number of Shares		Value
	OPEN-END MUTUAL FUNDS (Continued)
3,153,454	Baillie Gifford Emerging Markets Equities Fund - Class K	$61,113,942
13,925,724	GMO Quality Fund - Class VI5 6	443,395,044
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 432,064,181)	575,900,942

	PRIVATE FUNDS[7] — 11.0%
	RIEF Strategic Partners Fund LLC* [8]	121,141,833
	Viking Global Equities LP* [9]	31,256,879
	TOTAL PRIVATE FUNDS
	(Cost 120,931,516)	152,398,712

	SHORT-TERM INVESTMENTS — 3.9%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.1%
	Collateral Investments	881,199

	MONEY MARKET FUND — 3.8%
53,023,881	JPMorgan Prime Money Market Fund - Institutional Shares, 5.34%[10]	53,045,090
	TOTAL SHORT-TERM INVESTMENTS
	(Cost 53,923,095)	53,926,289

	TOTAL INVESTMENTS — 99.0%
	(Cost 1,056,426,900)	1,377,498,311
	Other assets less liabilities — 1.0%	14,233,224

	TOTAL NET ASSETS — 100.0%	1,391,731,535

*	Non-income producing security.

[1]	Rounds to less than 0.05%.

[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $11,609,474.

[3]	Domiciled in Ireland.

[4]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.

[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[6]	The Fund primarily invests in global equities.

[7]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2024, the aggregate fair value of these investments is $152,398,712 or 11% of the Fund’s net assets.

[8]	The investment was acquired on 7/2/2018. The cost is $90,931,516.

[9]	The investment was acquired on 12/1/2023. The cost is $30,000,000.

[10]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

49

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of March 31, 2024

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Unaffiliated investments, at value (cost $290,019,928, $1,211,906,841, $537,001,883 and $972,808,184, respectively)	$271,559,184	$1,230,905,171	$613,725,337	$1,287,002,333	[1]
Affiliated investments, at value (cost $0, 0, 626,027,532 and 83,618,716, respectively)	—	—	633,840,560	90,495,978
Cash	69,621	1,447,530	—	—
Foreign currency, at value (cost $0, $0, $0 and $80,958, respectively)	—	—	—	80,635
Investments purchased in advance	—	—	2,100,464	10,000,000
Receivables:
Investments sold	—	503,462	3,911,977	9,754,613
Fund shares sold	663,343	1,727,705	11,851	210,063
Dividends and interest	143,845	12,656,415	494,276	1,300,482
Other receivables	—	—	—	1,903
Other prepaid expenses	28,724	19,616	25,906	20,974
Total assets	272,464,717	1,247,259,899	1,254,110,371	1,398,866,981

LIABILITIES:
Payables:
Investments purchased	—	3,384,595	—	746,635
Securities lending collateral (see Note 2)	—	—	—	881,199
Fund shares redeemed	2,902,786	10,165,575	6,185,774	4,796,452
Distributions payable	151,920	470,994	—	—
Due to Adviser	17,692	218,334	107,098	188,766
Accrued Trustees’ fees	17,125	17,125	17,125	17,125
Accrued fund accounting fees	10,985	68,313	46,856	63,024
Accrued fund administration fees	8,177	39,411	41,817	46,395
Accrued administrative servicing fees	6,629	30,800	10,543	47,383
Accrued transfer agent fees and expenses	4,687	4,679	4,846	4,877
Accrued Chief Compliance Officer fees	1,583	1,583	1,583	1,583
Accrued custody fees	822	4,906	2,033	8,273
Due to Custodian	—	—	2,070,671	274,055
Accrued other expenses	21,180	98,116	33,699	59,679
Total liabilities	3,143,586	14,504,431	8,522,045	7,135,446
Commitments and contingencies (see Note 2)

NET ASSETS	$269,321,131	$1,232,755,468	$1,245,588,326	$1,391,731,535

[1]	Includes $11,609,474 of securities on loan to unaffiliated broker-dealers. Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

50

ASPIRIANT TRUST

Statements of Assets and Liabilities (Continued)

As of March 31, 2024

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$298,626,158	$1,287,254,576	$1,214,022,438	$1,007,536,750
Total distributable earnings (losses)	(29,305,027)	(54,499,108)	31,565,888	384,194,785
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$269,321,131	$1,232,755,468	$1,245,588,326	$1,391,731,535

SHARES ISSUED AND OUTSTANDING	31,736,963	131,550,966	116,514,361	89,326,676	^
NET ASSET VALUE PER SHARE	$8.49	$9.37	$10.69	$15.58	^

^    Advisor Shares

See accompanying Notes to Financial Statements.

51

ASPIRIANT TRUST

Statements of Operations

For the Year Ended March 31, 2024

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $0, $0, $0 and $198,751, respectively)	$10,549,931	$1,942,595	$4,563,433	$22,158,478
Dividends from affiliated investments	—	—	22,509,328	788,572
Interest income from unaffiliated investments	1,064,098	35,776,957	6,670,686	4,073,284
Net securities lending income	—	—	—	101,615
Total investment income	11,614,029	37,719,552	33,743,447	27,121,949

EXPENSES:
Advisory fees	544,773	2,907,967	1,330,354	3,451,154
Administrative services fees	217,909	1,077,024	1,330,354	1,437,978
Fund accounting fees	72,561	392,312	291,540	375,132
Trustees’ fees and expenses	71,094	71,094	71,094	71,094
Legal fees	48,363	187,313	66,326	54,785
Fund administration fees	47,274	234,272	290,347	313,888
Audit and tax fees	39,872	66,180	40,536	87,269
Registration fees	35,885	76,534	55,419	40,109
Transfer agent fees and expenses	31,230	31,105	32,375	32,492
Chief Compliance Officer fees	19,000	19,000	19,000	19,000
Insurance fees	15,017	15,017	15,017	15,017
Shareholder reporting fees	14,183	15,810	20,997	19,967
Regulatory services	10,300	13,300	10,300	11,400
Custody fees	5,533	32,115	12,784	50,740
Other expenses	13,006	16,085	70,191	40,468
Total expenses	1,186,000	5,155,128	3,656,634	6,020,493
Less: Advisory fees waived	(370,446)	(646,213)	—	(1,150,636)
Less: Administrative services fees waived	(152,537)	(753,920)	(1,197,320)	(862,785)
Net expenses	663,017	3,754,995	2,459,314	4,007,072
Net investment income	10,951,012	33,964,557	31,284,133	23,114,877

52

ASPIRIANT TRUST

Statements of Operations (Continued)

For the Year Ended March 31, 2024

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Unaffiliated investments	$(6,927,817)	$(3,883,072)	$13,878,747	$55,413,398
Affiliated investments	—	—	95,684	(5,392,340)
Foreign currency translations	—	—	—	(64,739)
Futures contracts	—	(1,278)	—	—
Capital gain distributions from unaffiliated investments	—	—	—	27,194,894
Total net realized gain (loss)	(6,927,817)	(3,884,350)	13,974,431	77,151,213
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,262,587	14,230,264	36,905,718	142,191,543
Affiliated investments	—	—	42,880,372	10,306,179
Foreign currency translations	—	—	—	(2,321)
Futures contracts change	—	183,373	—	—
Total net change in unrealized appreciation (depreciation)	7,262,587	14,413,637	79,786,090	152,495,401
Net realized and unrealized gain (loss)	334,770	10,529,287	93,760,521	229,646,614
Net Increase in Net Assets from Operations	$11,285,782	$44,493,844	$125,044,654	$252,761,491

See accompanying Notes to Financial Statements.

53

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$10,951,012	$8,610,092	$33,964,557	$27,464,670
Net realized gain (loss) on investments	(6,927,817)	(3,840,758)	(3,884,350)	(16,983,022)
Net change in unrealized appreciation (depreciation) on investments	7,262,587	(12,972,686)	14,413,637	(26,123,395)
Change in net assets resulting from operations	11,285,782	(8,203,352)	44,493,844	(15,641,747)

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders from investment operations	(11,800,165)	(8,331,502)	(40,417,767)	(34,350,896)

CAPITAL SHARE TRANSACTIONS:
Shares sold	110,316,291	55,970,504	495,508,284	826,705,923
Shares issued for reinvestment of distributions	11,092,153	7,917,289	38,588,320	32,879,569
Shares redeemed	(48,122,053)	(56,323,522)	(328,311,608)	(926,791,856)
Change in net assets resulting from capital stock transactions	73,286,391	7,564,271	205,784,996	(67,206,364)

Change in net assets	$72,772,008	$(8,970,583)	$209,861,073	$(117,199,007)

NET ASSETS:
Beginning of year	196,549,123	205,519,706	1,022,894,395	1,140,093,402
End of year	$269,321,131	$196,549,123	$1,232,755,468	$1,022,894,395

TRANSACTIONS IN SHARES:
Shares sold	13,060,590	6,493,010	53,679,336	88,461,824
Shares issued for reinvestment of distributions	1,318,576	936,035	4,181,603	3,570,527
Shares redeemed	(5,732,461)	(6,517,280)	(36,023,103)	(99,131,697)
Change in shares outstanding	8,646,705	911,765	21,837,836	(7,099,346)

See accompanying Notes to Financial Statements.

54

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$31,284,133	$25,108,150	$23,114,877	$24,304,709
Net realized gain (loss) on investments and foreign currency	13,974,431	(8,364,491)	77,151,213	4,147,034
Net change in unrealized appreciation (depreciation) on investments and foreign currency	79,786,090	(76,514,766)	152,495,401	(101,030,815)
Change in net assets resulting from operations	125,044,654	(59,771,107)	252,761,491	(72,579,072)

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders from investment operations	(48,454,401)	(10,301,397)	(74,826,037)	(31,426,254)

CAPITAL SHARE TRANSACTIONS:
Shares sold	104,876,200	276,139,826	86,673,060	234,547,241
Shares issued for reinvestment of distributions	46,173,138	9,846,318	69,284,503	29,482,923
Shares redeemed	(321,570,706)	(412,777,335)	(394,902,465)	(437,280,328)
Change in net assets resulting from capital stock transactions	(170,521,368)	(126,791,191)	(238,944,902)	(173,250,164)

Change in net assets	$(93,931,115)	$(196,863,695)	$(61,009,448)	$(277,255,490)

NET ASSETS:
Beginning of year	1,339,519,441	1,536,383,136	1,452,740,983	1,729,996,473
End of year	$1,245,588,326	$1,339,519,441	$1,391,731,535	$1,452,740,983

TRANSACTIONS IN SHARES^:
Shares sold	10,182,015	27,720,838	5,980,977	17,687,370
Shares issued for reinvestment of distributions	4,495,924	997,601	4,821,469	2,254,046
Shares redeemed	(31,029,812)	(41,511,713)	(27,048,514)	(33,027,986)
Change in shares outstanding	(16,351,873)	(12,793,274)	(16,246,068)	(13,086,570)

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

55

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$8.51	$9.27	$10.06	$10.13	$10.53	$9.99

Income from Investment Operations:
Net investment income	0.42	0.40	0.25	0.26	0.03	0.33
Net realized and unrealized gain (loss) on investments	0.01	(0.77)	(0.61)	0.21	(0.35)	0.56
Total from investment operations	0.43	(0.37)	(0.36)	0.47	(0.32)	0.89

Less Distributions:
From net investment income	(0.45)	(0.39)	(0.22)	(0.47)	(0.08)	(0.35)
From net realized gain	—	(0.00)[2]	(0.21)	(0.07)	—	—
Total distributions	(0.45)	(0.39)	(0.43)	(0.54)	(0.08)	(0.35)

Net assets value, end of period	$8.49	$8.51	$9.27	$10.06	$10.13	$10.53

Total return	5.15%	(3.89)%	(3.76)%	4.58%	(3.06)%[3]	9.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$269,321	$196,549	$205,520	$213,549	$276,744	$300,398
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[4]	0.54%	0.56%	0.52%	0.50%	0.58%[5]	0.51%
Expense waiver[4]	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%[5]	(0.24)%
Total expenses after expense waiver[4]	0.30%	0.32%	0.28%	0.26%	0.34%[5]	0.27%
Net investment income[4]	5.03%	4.60%	2.52%	2.35%	2.87%[5]	3.33%
Portfolio turnover rate	14%	19%	24%	20%	5%[3]	4%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[5]	Annualized.

See accompanying Notes to Financial Statements.

56

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$9.32	$9.76	$10.46	$10.11	$10.68	$10.07

Income from Investment Operations:
Net investment income	0.37	0.25	0.26	0.20	0.02	0.27
Net realized and unrealized gain (loss) on investments	0.02	(0.35)	(0.55)	0.51	(0.50)	0.70
Total from investment operations	0.39	(0.10)	(0.29)	0.71	(0.48)	0.97

Less Distributions:
From net investment income	(0.34)	(0.33)	(0.35)	(0.36)	(0.09)	(0.36)
From net realized gain	—	(0.01)	(0.06)	—	—	—
Total distributions	(0.34)	(0.34)	(0.41)	(0.36)	(0.09)	(0.36)

Net assets value, end of period	$9.37	$9.32	$9.76	$10.46	$10.11	$10.68

Total return	4.30%	(0.88)%	(2.87)%	7.10%	(4.55)%[2]	9.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,232,755	$1,022,894	$1,140,093	$1,171,205	$1,490,711	$1,626,461
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.48%	0.47%	0.45%	0.45%	0.47%[4]	0.45%
Expense waiver[3]	(0.13)%	(0.13)%	(0.13)%	(0.13)%	(0.13)%[4]	(0.13)%
Total expenses after expense waiver[3]	0.35%	0.34%	0.32%	0.32%	0.34%[4]	0.32%
Net investment income[3]	3.15%	2.84%	2.32%	2.40%	2.37%[4]	2.55%
Portfolio turnover rate	21%	49%	11%	16%	6%[2]	24%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[4]	Annualized.

See accompanying Notes to Financial Statements.

57

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$10.08	$10.55	$10.87	$9.38	$10.23	$10.24

Income from Investment Operations:
Net investment income	0.21	0.16	0.21	0.15	0.00 [2]	0.22
Net realized and unrealized gain (loss) on investments	0.78	(0.55)	0.04	1.59	(0.85)	0.17
Total from investment operations	0.99	(0.39)	0.25	1.74	(0.85)	0.39

Less Distributions:
From net investment income	(0.38)	(0.08)	(0.57)	(0.25)	—	(0.40)
From return of capital	—	—	(0.00)[2]	—	—	—
Total distributions	(0.38)	(0.08)	(0.57)	(0.25)	—	(0.40)

Net assets value, end of period	$10.69	$10.08	$10.55	$10.87	$9.38	$10.23

Total return	9.97%	(3.71)%	2.27%	18.52%	(8.31)%[3]	3.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,245,588	$1,339,519	$1,536,383	$1,444,928	$1,217,208	$1,344,079
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[4]	0.27%	0.27%	0.26%	0.27%	0.29%[5]	0.27%
Expense waiver[4]	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%[5]	(0.09)%
Total expenses after expense waiver[4]	0.18%	0.18%	0.17%	0.18%	0.20%[5]	0.18%
Net investment income[4]	2.35%	1.84%	1.32%	1.36%	0.69%[5]	2.13%
Portfolio turnover rate	3%	21%	20%	4%	3%[3]	10%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.
[2]	Rounds to less than 0.005.
[3]	Not annualized.
[4]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.
[5]	Annualized.

See accompanying Notes to Financial Statements.

58

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$13.76	$14.58	$14.35	$11.30	$12.58	$13.02

Income from Investment Operations:
Net investment income	0.22	0.22	0.18	0.17	0.01	0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.37	(0.75)	0.44	3.11	(1.29)	(0.05)
Total from investment operations	2.59	(0.53)	0.62	3.28	(1.28)	0.20

Less Distributions:
From net investment income	(0.47)	(0.14)	(0.37)	(0.10)	—	(0.30)
From net realized gain	(0.30)	(0.15)	(0.02)	(0.13)	—	(0.34)
Total distributions	(0.77)	(0.29)	(0.39)	(0.23)	—	(0.64)

Net assets value, end of period	$15.58	$13.76	$14.58	$14.35	$11.30	$12.58

Total return	19.29%	(3.58)%	4.10%	29.08%	(10.17)%[2]	1.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,391,732	$1,452,741	$1,729,996	$1,628,317	$1,047,842	$1,147,049
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.42%	0.42%	0.41%	0.42%	0.48%[4]	0.42%
Expense waiver[3]	(0.14)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%[4]	(0.13)%
Total expenses after expense waiver[3]	0.28%	0.28%	0.27%	0.28%	0.34%[4]	0.29%
Net investment income[3]	1.61%	1.62%	1.18%	1.34%	1.38%[4]	1.87%
Portfolio turnover rate	15%	36%	24%	47%	3%[2]	28%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[4]	Annualized.

See accompanying Notes to Financial Statements.

59

ASPIRIANT TRUST

Notes to Financial Statements

March 31, 2024

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company (the “Trust”). The Trust currently consists of the following four portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. All Funds are diversified investment companies under the 1940 Act, except for the Defensive Allocation Fund, which is classified as a non-diversified investment company under the 1940 Act. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to a

60

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

1.	ORGANIZATION (Continued)

limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures listed below, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

The Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser.

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair

61

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

value as determined by the Valuation Designee. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

Futures contracts are valued at the settlement price established each day in the market where such contracts are principally traded. The daily settlement prices for financial futures are provided by an independent source.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as other securities listed on exchange.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using each Fund’s percentage share of the NAV of the respective private fund, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

Investments in private companies are typically valued using a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services.

Valuations of private funds and private companies (together, “private investments”) are subject to estimates. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The valuations of private investments are subject to review of the Valuation Designee. The Valuation Designee may establish a systematic fair valuation process for days that the private investments do not provide a value.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

62

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Core	$193,271,606	$—	$—	$—	$193,271,606
Opportunistic	22,869,117	—	—	—	22,869,117
Exchange Traded Fund:
Opportunistic	13,044,470	—	—	—	13,044,470
Non-Traded Business Development Company:
Opportunistic	—	—	—	734,286	734,286
Private Fund:
Opportunistic	—	—	—	9,587,872	9,587,872
Short-Term Investment	32,051,833	—	—	—	32,051,833
Total Investments	$261,237,026	$—	$—	$10,322,158	$271,559,184

There were no transfers into or out of level 3 for the Taxable Bond Fund during the year ended March 31, 2024.

63

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Taxable Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Taxable Bond Fund and their attributes as of March 31, 2024:

Investment Category	Fair Value	Unfunded Commitments		Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Non-Traded Business Development Company Private Credit (a)	$734,286	$	N/A	Indefinite	Quarterly	N/A	Subject to quarterly tender offer terms; 5% fund-level gate.

Private Fund - Private Credit (a)	9,587,872		500,000	5 Years (Subject to one year extension)	None	N/A	N/A
	$10,322,158		$500,000

(a)	This category includes funds that focus on senior, floating rate loans to private equity-backed, lower middle-market companies.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$893,763,996	$—	$—	$893,763,996
Exchange-Traded Fund	129,831,666	—	—	—	129,831,666
Closed-End Mutual Funds	6,132,375	—	—	—	6,132,375
Private Investments:
Private Funds	—	—	—	118,908,897	118,908,897
Private Company	—	—	2,055,081	—	2,055,081
Short-Term Investments	80,213,156	—	—	—	80,213,156
Total Investments	$216,177,197	$893,763,996	$2,055,081	$118,908,897	$1,230,905,171

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning Balance April 1, 2023	Transfers in or out of Level 3	Purchases or Conversions	Sales or Conversions	Net Realized Gain (Loss)	Return of Capital	Change in net Unrealized Appreciation (Depreciation)	Ending Balance March 31, 2024
Private Company	$—	$—	$2,055,081	$—	$—	$—	$—	$2,055,081

64

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of March 31, 2024 is $0.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2024:

Type of Level 3 Investment	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Inputs	Range (Wt. Avg.)
Private Company	$2,055,081	Market Approach	Comparable Company Multiple - EBITDA	9.25x - 11.25x

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of March 31, 2024:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$118,908,897	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of master fund’s assets
	$118,908,897	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of March 31, 2024:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	7.4%	Fixed Income Relative-Value	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

65

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Foreign Collective Investment Funds:
Alternative Diversifiers	$151,761,988	$—	$—	$150,567,911	$302,329,899
Open-End Mutual Funds:
Alternative Diversifiers	122,879,009	—	—	—	122,879,009
Core/Alternative Diversifiers	517,700,291	—	—	—	517,700,291
Exchange-Traded Fund:
Real Asset	65,080,968	—	—	—	65,080,968
Private Funds:
Alternative Diversifiers	—	—	—	127,603,470	127,603,470
Core Diversifier	—	—	—	35,683,889	35,683,889
Short-Term Investment	76,288,371	—	—	—	76,288,371
Total Investments	$933,710,627	$—	$—	$313,855,270	$1,247,565,897

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the year ended March 31, 2024.

66

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of March 31, 2024:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Foreign Collective
Investment Funds –
Multi-Strategy (a)	$150,567,911	N/A	Indefinite	Weekly	1 business day	N/A

Private Funds –
Multi-Strategy (a)	127,603,470	N/A	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2024 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (b)	35,683,889	N/A	Indefinite	Monthly	5 business days	N/A
	$313,855,270	N/A

(a)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(b)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

67

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of March 31, 2024:

Investment Category	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Foreign Collective Investment Fund–
Managed Fund/ Bridgewater Fund Limited	12.1%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Weekly	N/A
Private Fund–
Millennium International, Ltd. - Class GG	5.9%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Quarterly	5% investor-level gate per cycle.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Bermuda	$2,893,691	$—	$—	$—	$2,893,691
Brazil	379,246	—	—	—	379,246
Canada	504,597	—	—	—	504,597
Cayman Islands	354,488	1,146,803	—	—	1,501,291
China	—	1,022,755	—	—	1,022,755
Denmark	1,832,268	981,343	—	—	2,813,611
France	—	13,199,983	—	—	13,199,983
Germany	100,439	10,570,468	—	—	10,670,907
Guernsey	1,006,180	—	—	—	1,006,180
Hong Kong	—	470,435	—	—	470,435
India	1,589,992	1,087,114	—	—	2,677,106
Ireland	8,276,794	996,867	—	—	9,273,661
Israel	1,408,906	—	—	—	1,408,906
Japan	—	5,747,053	—	—	5,747,053
Luxembourg	1,472,567	—	—	—	1,472,567
Netherlands	3,180,742	3,184,191	—	—	6,364,933
Singapore	1,255,464	—	—	—	1,255,464

68

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
South Korea	70,140	—	—	—	70,140
Spain	—	952,230	—	—	952,230
Sweden	—	1,431,580	—	—	1,431,580
Switzerland	902,896	5,584,220	—	—	6,487,116
Taiwan	2,551,650	7,138,952	—	—	9,690,602
United Kingdom	68	14,060,441	—	—	14,060,509
United States	208,427,707	—	—	—	208,427,707
Exchange-Traded Funds	200,994,120	—	—	—	200,994,120
Foreign Collective Investment Fund	90,495,978	—	—	—	90,495,978
Open-End Mutual Funds	575,900,942	—	—	—	575,900,942
Private Funds	—	—	—	152,398,712	152,398,712
Short-Term Investments	53,045,090	881,199	—	—	53,926,289
Total Investments	$1,156,643,965	$68,455,634	$—	$152,398,712	$1,377,498,311

There were no transfers into or out of level 3 for the Equity Allocation Fund during the year ended March 31, 2024.

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of March 31, 2024:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds -
Long/Short Equity (a)	$152,398,712	N/A	Indefinite	Monthly	45 Days - 2 Month	1) 0%-20% fund-level gate. 2) N/A- 12 month lock-up.
	$152,398,712	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

69

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of March 31, 2024:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	8.7%	Long/Short Equity	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from private funds are recorded on the effective date, based on the character determined by the private fund. Return of capital or security distributions received from private funds and securities are accounted for as a reduction to cost. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on March 31, 2024.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

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Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk (Continued)

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e) Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the year ended March 31, 2024, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at March 31, 2024. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of March 31, 2024:

Description	Par	Value
Repurchase Agreement with Natixis, New York, 5.30%, 4/1/2024* #	$881,199	$881,199
Total	$881,199	$881,199

*	The rate shown is the annualized 7-day yield as of March 31, 2024.

#	The repurchase agreements are collateralized by U.S. Treasury Securities in the amount of $898,955.

As of March 31, 2024, the Equity Allocation Fund held Non-Cash Collateral in the amount of $11,016,579 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended March 31, 2024, the Equity Allocation Fund paid $41,292 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Distributions to Shareholders (Continued)

(reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(h) Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i) Commitments and Contingencies

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j) Derivatives

Futures Contracts – The Municipal Bond Fund invests in futures contracts for purpose of hedging its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund only enters into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. As of March 31, 2024, the Municipal Bond Fund did not have outstanding futures contracts.

A futures contract is an agreement between two parties to buy and sell a security, index or interest rate (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices or interest rates, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. Initial margin deposits required upon entering into futures

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Notes to Financial Statements (Continued)

March 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(j) Derivatives (Continued)

contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). These contracts also may be settled by entering into an offsetting futures contract.

The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

(k) Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years. As of and during the year ended March 31, 2024, the Funds did not record a liability for any tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Market Risks

Due to market conditions, the value of the Funds’ investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Funds.

(m) Non-Diversification Risk

Defensive Allocation Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

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Notes to Financial Statements (Continued)

March 31, 2024

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through July 31, 2024. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2024, the Adviser waived $370,446 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2024, the Adviser waived $152,537 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through July 31, 2024. The advisory fee waiver is not subject to recoupment. For the year ended March 31, 2024, the Adviser waived $646,213 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2024, the Adviser waived $753,920 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2024, the Adviser waived $1,197,320 under the Administration Agreement.

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through July 31, 2024. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2024, the Adviser waived $1,150,636 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2024, the Adviser waived $862,785 under the Administration Agreement.

(b) Sub-Advisory Fees

Allspring Global Investments, LLC, MacKay Shields, LLC and Nuveen Asset Management, LLC serve as the sub-advisers of the Municipal Bond Fund. Aperio Group, LLC, Grantham, Mayo, Van Otterloo & Co. LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c) Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d) Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e) Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f) Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g) Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer. Effective April 1, 2023, the annual retainer is $85,000. The Chair of the Board is paid an additional $5,000 per year. Each Trustee also receives $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. Each Trustee who is a member of the Audit Committee is paid an additional $2,000 per year. The Chair of the Audit Committee is paid an additional $8,000 per year.

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Notes to Financial Statements (Continued)

March 31, 2024

4.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2024, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$83,429,098	$27,218,907	$—	$—
Municipal Bond Fund	182,557,871	102,905,103	243,014,842	108,506,106
Defensive Allocation Fund	39,800,155	154,159,338	—	—
Equity Allocation Fund	202,500,803	429,221,393	—	—

5.	INVESTMENTS IN AFFILIATED ISSUERS

As of March 31, 2024, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the year ended March 31, 2024) is shown below:

Investment	Shares 3/31/2023	Shares 3/31/2024	Fair Value 3/31/2023	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 3/31/2024	Dividend Income
Defensive Allocation Fund
GMO Benchmark-Free Allocation Fund - Class IV	14,682,683	14,682,683	$364,130,536	$—	$—	$—	$28,337,577	$392,468,113	$21,709,815
GMO Equity Dislocation Investment Fund - Class A	4,118,232	4,019,679	86,153,419	799,513	(3,000,000)	95,684	6,755,920	90,804,536	799,513
Managed Fund/Bridgewater Fund Limited	1,355,942	1,698,208	113,781,036	29,000,000	—	—	7,786,875	150,567,911	—
Total Defensive Allocation Affiliated Investments			$564,064,991	$29,799,513	$(3,000,000)	$95,684	$42,880,372	$633,840,560	$22,509,328

Equity Allocation Fund
Bridgewater All Weather China, Ltd.	—	—	$60,394,312	$—	$(58,533,292)	$(5,466,708)	$3,605,688	$—	$—
GMO Equity Dislocation Investment Fund - Class A	4,059,873	4,006,019	84,932,535	788,584	(2,000,000)	74,368	6,700,491	$90,495,978	788,572
Total Equity Allocation Affiliated Investments			$145,326,847	$788,584	$(60,533,292)	$(5,392,340)	$10,306,179	$90,495,978	$788,572

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Notes to Financial Statements (Continued)

March 31, 2024

6.	OTHER DERIVATIVE INFORMATION

The quarterly average notional value for short futures contracts for the Municipal Bond Fund during the year ended March 31, 2024 was $(1,952,008), which is indicative of the volume of activity during the year. The effects of these derivative instruments on the Municipal Bond Fund’s financial performance by risk category during the year ended March 31, 2024 are reflected in the Statement of Operations and are presented in the table below. The Municipal Bond Fund did not hold any derivative instruments as of March 31, 2024.

Primary Underlying Risk	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate
Short Futures Contracts	$(1,278)	$183,373

7.	FEDERAL TAX INFORMATION

At March 31, 2024, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Aspiriant Defensive Allocation	Risk-Managed Equity Allocation Fund
Cost of investments	$291,025,918	$1,251,243,805	$1,206,996,082	$1,034,738,933

Gross unrealized appreciation	$2,533,760	$16,515,500	$56,140,166	$349,737,519
Gross unrealized depreciation	(22,000,494)	(36,854,134)	(15,570,351)	(6,978,141)

Net unrealized appreciation/(depreciation) on investments	$(19,466,734)	$(20,338,634)	$40,569,815	$342,759,378

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

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Notes to Financial Statements (Continued)

March 31, 2024

7.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 29, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	(141,212)	141,212
Defensive Allocation Fund	—	—
Equity Allocation Fund	68,666	(68,666)

As of February 29, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$2,234,481	$1,198,544	$11,445,575	$—
Undistributed tax-exempt income	—	6,060,504	—	—
Undistributed long-term capital gains	—	—	—	29,999,852
Tax Accumulated earnings	2,234,481	7,259,048	11,445,575	29,999,852
Accumulated capital and other losses	(10,356,306)	(34,289,200)	(22,589,925)	(31,022)
Unrealized appreciation/(depreciation) on investments	(21,252,012)	(18,517,190)	13,257,240	325,655,809
Unrealized appreciation on foreign currency	—	—	—	8,685
Total distributable earnings/(losses)	$(29,373,837)	$(45,547,342)	$2,112,890	$355,633,324

The tax character of distributions is disclosed for each Fund’s tax year, not the fiscal year, as it represents final and accurate information.

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Notes to Financial Statements (Continued)

March 31, 2024

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Taxable Bond Fund during the fiscal tax years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$11,031,492	$7,786,381
Net long-term capital gains	—	79,185
Total taxable distributions	11,031,492	7,865,566
Total distributions paid	$11,031,492	$7,865,566

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$2,815,749	$624,545
Net long-term capital gains	—	991,579
Total taxable distributions	2,815,749	1,616,124
Tax-exempt dividends	36,088,407	33,344,967
Total distributions paid	$38,904,156	$34,961,091

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$48,454,401	$10,301,397
Total taxable distributions	48,454,401	10,301,397
Total distributions paid	$48,454,401	$10,301,397

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2024

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$44,904,951	$15,219,840
Net long-term capital gains	29,921,086	16,206,414
Total taxable distributions	74,826,037	31,426,254
Total distributions paid	$74,826,037	$31,426,254

As of February 29, 2024 the Defensive Allocation Fund utilized $5,959,579 of capital loss carryforwards to offset current year capital gains.

As of February 29, 2024, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Taxable Bond Fund	$18,277	$10,338,029
Municipal Bond Fund	16,122,970	18,166,230
Defensive Allocation Fund	16,961,953	5,627,972

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Aspiriant Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Aspiriant Trust, comprising Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Equity Allocation Fund (collectively, the “Funds”), including the schedules of investments, as of March 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aspiriant Risk-Managed Taxable Bond Fund	For the year ended March 31, 2024.	For the two years in the period ended March 31, 2024.	For the four years in the period ended March 31, 2024, the one-month period ended March 31, 2020, the year ended February 29, 2020.
Aspiriant Risk-Managed Municipal Bond Fund	For the year ended March 31, 2024.	For the two years in the period ended March 31, 2024.	For the four years in the period ended March 31, 2024, the one-month period ended March 31, 2020, the year ended February 29, 2020.
Aspiriant Defensive Allocation Fund	For the year ended March 31, 2024.	For the two years in the period ended March 31, 2024.	For the four years in the period ended March 31, 2024, the one-month period ended March 31, 2020, the year ended February 29, 2020.
Aspiriant Risk-Managed Equity Allocation Fund	For the year ended March 31, 2024.	For the two years in the period ended March 31, 2024.	For the four years in the period ended March 31, 2024, the one-month period ended March 31, 2020, the year ended February 29, 2020.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, and third-party fund managers and transfer agents; when replies were not received from brokers and third-party managers and agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Milwaukee, WI
May 28, 2024

We have served as the auditor of one or more Aspiriant investment companies since 2012.

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Other Information

March 31, 2024 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on December 1, 2023, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreements between the Adviser and each of Aperio Group, LLC (“Aperio”), Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), and Wellington Management Company LLP (“Wellington”) with respect to Equity Allocation Fund, and (3) the sub-advisory agreements between the Adviser and each of Allspring Global Investments, LLC (“Allspring”), MacKay Shields LLC (“MacKay”), and Nuveen Asset Management, LLC (“Nuveen”, together with Aperio, GMO, Wellington, Allspring, MacKay, the “Sub-Advisers”) with respect to the Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portions of the Equity Allocation Fund managed by Aperio, GMO and Wellington, and the portions of the Municipal Bond Fund managed by Allspring, MacKay and Nuveen. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund and the portions of the Funds managed by Aperio, GMO, Wellington, Allspring, MacKay and Nuveen, as applicable.

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Other Information (Continued)

March 31, 2024 (Unaudited)

Costs of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that Equity Allocation Fund’s advisory fee was lower than the advisory fees of over 80% of funds in its Morningstar fund universe, Municipal Bond Fund’s advisory fee was lower than the advisory fees of over 70% of funds in its Morningstar fund universe, Defensive Allocation Fund’s advisory fee was lower than the advisory fees of over 90% of funds in its Morningstar fund universe, and Taxable Bond Fund’s advisory fee was in line with the ninetieth percentile of funds in its Morningstar fund universe. The Trustees noted that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, they did not have a basis for comparing the Funds’ advisory fees to those of other clients of the Adviser. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that Equity Allocation Fund’s net expense ratio was in the lowest 50% of funds in its Morningstar category, Municipal Bond Fund’s net expense ratio was in line with the thirtieth percentile in its Morningstar category, and the net expense ratio of each of Defensive Allocation Fund and Taxable Bond Fund was in the highest 10% of funds in its respective Morningstar category. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board noted that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, not duplicative of, the services provided to an underlying fund by an adviser to the underlying fund. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fee are fair and reasonable in light of the services that the Fund receives.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub- Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that most of the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had decreased its fee over time with respect to the Equity Allocation Fund and Municipal Bond Fund, and currently was contractually waiving a portion of its fee with respect to the Equity Allocation Fund, Municipal Bond Fund and Taxable Bond Fund, thereby reducing the amount that it retains after paying the Sub- Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

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Other Information (Continued)

March 31, 2024 (Unaudited)

QUALIFIED DIVIDEND INCOME

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Taxable Bond Fund, Municipal Bond Fund, Defensive Allocation Fund, and Equity Allocation Fund designate income dividends of 0%, 0%, 19.83% and 78.40%, respectively, as qualified dividend income paid during the year ended February 29, 2024.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

As of February 29, 2024, dividends paid by the Taxable Bond Fund, Municipal Bond Fund, Defensive Allocation Fund, and Equity Allocation Fund which are not designated as capital gain distributions, should be multiplied by 0%, 0%, 3.68% and 38.71%, respectively, to arrive at the amount eligible for the corporate dividend received deduction.

LONG-TERM CAPITAL GAINS DESIGNATION

Pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Equity Allocation Fund hereby designates $29,921,086 as long-term capital gains distributed during the year ended February 29, 2024.

TAX-EXEMPT INCOME DESIGNATION

For Federal income tax purposes, the Municipal Bond Fund designates tax-exempt dividends of $36,088,407, or the amount determined to be necessary, for the year ended February 29, 2024.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STATEMENT REGARDING THE FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program (the “Program”). The Program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations timely. The Board approved the appointment of liquidity risk management program administrator responsible for administering the Program for the Funds, and for carrying out the specific responsibilities set forth in the program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”).

The Program Administrator Report covering the period from May 1, 2023, through April 30, 2024 (the “Review Period”) stated that during the Review Period the Program supported the Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity profile, including during any periods of market volatility and net

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Other Information (Continued)

March 31, 2024 (Unaudited)

redemptions. In this regard, the program includes a number of elements that support the management or assessment of liquidity risk, including an assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect an assessment of their relative liquidity under current market conditions.

There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Expense Examples

March 31, 2024 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Taxable Bond Fund	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2023 to March 31, 2024(1)
Actual	$1,000.00	$1,067.30	0.29%	$1.52
Hypothetical	$1,000.00	$1,023.53	0.29%	$1.48

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EXPENSE EXAMPLES (Continued)

March 31, 2024 (Unaudited)

Municipal Bond Fund	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2023 to March 31, 2024(1)
Actual	$1,000.00	$1,072.10	0.35%	$1.83
Hypothetical	$1,000.00	$1,023.23	0.35%	$1.79

Defensive Allocation Fund	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2023 to March 31, 2024(1)
Actual	$1,000.00	$1,073.10	0.18%	$0.94
Hypothetical	$1,000.00	$1,024.09	0.18%	$0.92

Equity Allocation Fund	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2023 to March 31, 2024(1)
Actual	$1,000.00	$1,155.90	0.28%	$1.49
Hypothetical	$1,000.00	$1,023.61	0.28%	$1.40

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

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Trustees and Officers

March 31, 2024 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. Le Roy Age 76	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	4	Member of Board of Directors and Chairman of the Board, The Rockport Company, LLC (2017-2019)
Robert D. Taylor Age 62	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	4	None
Robert M. Wagman Age 72	Trustee/ Chairman	Indefinite; since 2013	Retired (2015-present)	4	None

The Statement of Additional Information (SAI) includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling toll-free 1-877-997-9971.

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ASPIRIANT TRUST

TRUSTEES AND OFFICERS (Continued)

March 31, 2024 (Unaudited)

Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Robert J. Francais Age 58	President	Indefinite; since 2013	Chief Executive Officer, Aspiriant, LLC (2010-present)
John D. Allen Age 52	Vice President	Indefinite; since 2014	Chief Investment Officer, Aspiriant, LLC (2014-present)
Douglas S. Hendrickson Age 54	Treasurer	Indefinite; since 2016	Chief Financial Officer, Aspiriant, LLC (2016 - present)
Benjamin D. Schmidt Age 47	Assistant Treasurer; Secretary, Chief Compliance Officer; Anti-Money Laundering Officer	Indefinite; since 2015	Director, Aspiriant, LLC (2015-present)
Laura Boucher Age 42	Assistant Treasurer; Assistant Secretary	Indefinite; since 2023	Senior Manager, Fund Administration, Aspiriant, LLC (2015-present)

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ASPIRIANT TRUST

Privacy Policy

FACTS	WHAT DOES ASPIRIANT FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Aspiriant Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Aspiriant Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For marketing purposes – to offer our products and services to you.	No	Do Not Share
For joint marketing with other financial companies.	No	Do Not Share
For our affiliates’ everyday business purposes – information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness.	No	Do Not Share
For our affiliates to market to you.	No	Do Not Share
For nonaffiliates to market to you.	No	Do Not Share

Questions?	Call 1.877.997.9971

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ASPIRIANT TRUST

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Aspiriant Funds

What we do
How does Aspiriant Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

With respect to online privacy, we employ certain internet and email specific practices to maintain the security of your online sessions, including but not limited to firewall barriers, encryption and authentication procedures.

How does Aspiriant Funds collect my personal information?

We collect you personal information, for example, when you:

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Aspiriant Funds has no affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Aspiriant Funds does not share with nonaffiliates so they can market to you.

● Nonaffiliates we share with can include: attorneys, accountants, custodians, brokers, service providers, banks and other financial advisors and institutions.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Aspiriant Funds does not jointly market.

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ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 204
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Allspring Global Investments, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

Grantham, Mayo, Van Otterloo & Co. LLC
53 State Street, 33rd Floor
Boston, MA 02109

AUDITOR

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2.  Code of Ethics

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to the code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provision of the code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy qualifies as an “audit committee financial expert” and is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s last two fiscal years are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended March 31, 2023	$170,100
Fiscal year ended March 31, 2024	$175,200

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements. The audit-related services fees include pricing, technology, travel, and other audit-related general expenses.

Fiscal year ended March 31, 2023	$9,112
Fiscal year ended March 31, 2024	$9,979

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. The tax services provided include review and signing of the Registrant’s income and excise tax returns, and review of excise distribution calculations.

Fiscal year ended March 31, 2023	$38,420
Fiscal year ended March 31, 2024	$39,570

(d) All Other Fees.

The aggregate fees billed for the past two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended March 31, 2023	None
Fiscal year ended March 31, 2024	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) None of the principal accountant’s fees or services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the past two fiscal years.

Fiscal year ended March 31, 2023	$38,420
Fiscal year ended March 31, 2024	$46,401

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.  Exhibits

(a)	(1)	Code of Ethics. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	6/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	6/5/2024

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	6/5/2024